Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/25 ........ USD 990 $ 1,002,483
Alabama Public School & College Authority
Series B , RB , 5.00% , 05/01/25 ......... 445 447,453
Series 2020A , RB , 5.00% , 11/01/25 ..... 150 152,525
City of Huntsville
Series 2016D , GO , 5.00% , 05/01/25 ..... 180 181,005
Series 2017E , GO , 5.00% , 11/01/25 ..... 115 116,961
State of Alabama, Series 2016C, GO,
5.00%, 08/01/25 ................. 285 288,162
University of Alabama (The)
Series 2017B , RB , 5.00% , 07/01/25 ..... 260 262,399
Series 2019A , RB , 5.00% , 07/01/25 ..... 155 156,430
2,607,418
Alaska — 0.2%
Alaska Housing Finance Corp., Series II 2017C,
RB, 5.00%, 12/01/25 .............. 110 111,808
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/25 ................. 180 180,915
Municipality of Anchorage
Series C , GO , 5.00% , 09/01/25 ........ 90 91,073
Series D , GO , 5.00% , 09/01/25 ........ 145 146,729
State of Alaska, Series 2016B, GO,
5.00%, 08/01/25 ................. 395 399,363
929,888
Arizona — 2.0%
Arizona Board of Regents
Series 2015A , RB , 5.00% , 07/01/25 ..... 445 449,124
Series 2016A , RB , 5.00% , 07/01/25 ..... 190 191,761
Series 2017B , RB , 5.00% , 07/01/25 ..... 145 146,344
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/25 ...... 595 600,473
Series 2018 , RB , 5.00% , 07/01/25 ...... 610 615,611
City of Phoenix, Series 2016, GO,
5.00%, 07/01/25 ................. 575 580,468
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/25 ..... 310 312,948
Series 2016 , RB , 5.00% , 07/01/25 ...... 685 691,514
Series 2017B , RB , 5.00% , 07/01/25 ..... 225 226,993
Series 2017D , RB , 5.00% , 07/01/25 ..... 500 504,428
Series 2018A , RB , 5.00% , 07/01/25 ..... 215 217,045
Series 2020A , RB , 5.00% , 07/01/25 ..... 240 242,282
Series 2021B , RB , 5.00% , 07/01/25 ..... 140 141,331
Series A , RB , 5.00% , 07/01/25 ......... 605 610,753
Series B , RB , 5.00% , 07/01/25 ......... 475 479,517
City of Tucson Water System, Series 2015, RB,
5.00%, 07/01/25 ................. 205 206,899
County of Pima, Series 2016, GO,
4.00%, 07/01/25 ................. 130 130,682
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/25 ...... 450 454,111
Gilbert Water Resource Municipal Property
Corp., Series 2016, RB, 5.00%, 07/01/25 .. 185 186,744
Maricopa County Community College District,
Series 2016, GO, 5.00%, 07/01/25 ...... 1,050 1,059,682
Maricopa County Unified School District
No. 48 Scottsdale, Series 2017A, GO,
5.00%, 07/01/25 ................. 35 35,334
Maricopa County Unified School District No.
69 Paradise Valley, Series 2018D, GO,
5.00%, 07/01/25 ................. 140 141,314
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County Union High School District No.
210-Phoenix
Series 2017 , GO , 5.00% , 07/01/25 ...... USD 145 $ 146,367
Series 2018 , GO , 5.00% , 07/01/25 ...... 110 111,037
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/25 ................. 200 201,753
University of Arizona (The), Series 2016, RB,
4.00%, 06/01/25 ................. 590 592,439
9,276,954
California — 13.6%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/25 ................. 100 101,299
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/25 ................. 210 210,873
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/25
(a)
............. 50 49,287
California Educational Facilities Authority, Series
2015A, RB, 5.00%, 10/01/25 ......... 95 96,487
California Infrastructure & Economic
Development Bank
Series 2019 , RB , 4.00% , 08/01/25 ...... 235 236,429
Series 2018 , RB , 5.00% , 10/01/25 ...... 335 340,551
Series 2017 , RB , 5.00% , 10/01/25 ...... 100 101,657
California State Public Works Board
Series 2016B , RB , 5.00% , 04/01/25 ..... 100 100,361
Series 2016D , RB , 5.00% , 04/01/25 ..... 235 235,848
Series A , RB , 5.00% , 06/01/25 ......... 110 110,812
Series D , RB , 5.00% , 06/01/25 ......... 240 241,773
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,135 1,147,716
Series 2023C , RB , 5.00% , 09/01/25 ..... 415 420,419
Series D , RB , 5.00% , 09/01/25 ......... 220 222,873
Series 2017G , RB , 4.00% , 10/01/25 ..... 195 196,641
Series B , RB , 5.00% , 10/01/25 ......... 250 253,734
Series 2016C , RB , 5.00% , 11/01/25 ..... 135 137,265
Series 2018C , RB , 5.00% , 11/01/25 ..... 405 411,794
Series 2019C , RB , 5.00% , 11/01/25 ..... 300 305,033
California State University
Series 2016A , RB , 4.00% , 11/01/25 ..... 125 126,418
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,000 1,018,671
Series 2017A , RB , 5.00% , 11/01/25 ..... 365 371,815
Series 2018A , RB , 5.00% , 11/01/25 ..... 505 514,429
Series 2019A , RB , 5.00% , 11/01/25 ..... 95 96,774
Series 2020A , RB , 5.00% , 11/01/25 ..... 125 127,334
Series 2021A , RB , 5.00% , 11/01/25 ..... 310 315,788
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/25 .............. 100 101,186
Carmel Unified School District, Series 2016, GO,
4.00%, 08/01/25 ................. 100 100,693
City & County of San Francisco, Series 2021D1,
GO, 5.00%, 06/15/25 .............. 25 25,226
City of Los Angeles
Series 2017B , GO , 5.00% , 09/01/25 ..... 155 157,054
Series 2018-B , GO , 5.00% , 09/01/25 .... 170 172,252
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/25 ..... 170 171,144
Series 2020B , RB , 5.00% , 05/15/25 ..... 195 196,313
Series 2021B , RB , 5.00% , 05/15/25 ..... 295 296,986
Series 2022I , RB , 5.00% , 05/15/25 ...... 65 65,438
Series B , RB , 5.00% , 05/15/25 ......... 120 120,808
Series C , RB , 5.00% , 05/15/25 ......... 170 171,144
City of Los Angeles Wastewater System, Series
2018B, RB, 5.00%, 06/01/25 ......... 500 503,748
City of Redding Electric System, Series 2018,
RB, 5.00%, 06/01/25 .............. 100 100,750

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of San Francisco, Series A, RB,
5.00%, 11/01/25 ................. USD 520 $ 529,471
Coast Community College District, Series
2017D, GO, 5.00%, 08/01/25 ......... 75 75,871
Contra Costa Transportation Authority Sales Tax,
Series 2015A, RB, 5.00%, 03/01/25 ..... 210 210,414
County of Monterey, Series 2017, COP,
5.00%, 10/01/25 ................. 280 284,367
County of Santa Clara, Series 2022D, GO,
5.00%, 08/01/25 ................. 180 182,197
East Bay Municipal Utility District Water System
Series 2015A , RB , 4.00% , 06/01/25 ..... 270 271,372
Series 2014B , RB , 5.00% , 06/01/25 ..... 605 610,034
Series 2015C , RB , 5.00% , 06/01/25 ..... 80 80,666
Eastern Municipal Water District, Series 2016A,
RB, 5.00%, 07/01/25 .............. 100 100,984
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/25
(a)
.... 1,100 1,084,159
Series 2016 , GO , 5.00% , 08/01/25 ...... 15 15,191
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/25 (AGC)
(a)
......... 60 59,145
Foothill-De Anza Community College District
Series 2000A , GO , 0.00% , 08/01/25
( NPFGC )
(a)
.................... 285 281,101
Series 2003B , GO , 0.00% , 08/01/25
( NPFGC )
(a)
.................... 160 157,773
Series 2016 , GO , 4.00% , 08/01/25 ...... 150 151,121
Hillsborough City School District, Series B, GO,
0.00%, 09/01/25
(a)
................ 250 245,827
Imperial Irrigation District Electric System, Series
2019, RB, 5.00%, 11/01/25 .......... 125 127,323
Irvine Ranch Water District Water Service Corp.
Series 2016 , 5.00% , 02/01/25 ......... 120 120,000
Series 2016 , COP , 5.00% , 03/01/25 ..... 20 20,036
Long Beach Community College District
Series 2021D , GO , 4.00% , 08/01/25 ..... 125 125,811
Series 2017G , GO , 5.00% , 08/01/25 ..... 165 166,876
Long Beach Unified School District
Series 2016 , GO , 5.00% , 08/01/25 ...... 175 177,076
Series A , GO , 5.00% , 08/01/25 ........ 275 278,262
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/25 ......... 195 196,409
Series 2015C , GO , 5.00% , 08/01/25 ..... 425 430,146
Series 2024 , GO , 5.00% , 08/01/25 ...... 600 607,265
Series A-1 , GO , 5.00% , 08/01/25 ....... 810 819,808
Series C-1 , GO , 5.00% , 08/01/25 ....... 220 222,664
Series D , GO , 5.00% , 08/01/25 ........ 500 506,054
Los Angeles County Metropolitan Transportation
Authority, Series 2015, RB, 5.00%, 07/01/25 440 444,329
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021-A , RB , 5.00% , 06/01/25 ..... 1,055 1,063,256
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,000 1,009,840
Series 2017A , RB , 5.00% , 07/01/25 ..... 310 313,050
Series 2019A , RB , 5.00% , 07/01/25 ..... 175 176,722
Series 2022-A , RB , 5.00% , 07/01/25 ..... 215 217,116
Series 2023-A , RB , 5.00% , 07/01/25 ..... 945 954,298
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 5.00% , 10/01/25 ..... 335 340,070
Series 2021A , RB , 5.00% , 10/01/25 ..... 295 299,465
Los Angeles Department of Water & Power
Series 2016A , RB , 5.00% , 07/01/25 ..... 165 165,959
Series 2018A , RB , 5.00% , 07/01/25 ..... 80 80,465
Security
Par (000)
Par (000) Value
California (continued)
Series 2018C , RB , 5.00% , 07/01/25 ..... USD 30 $ 30,174
Series 2020A , RB , 5.00% , 07/01/25 ..... 315 316,831
Series 2022E , RB , 5.00% , 07/01/25 ..... 115 115,668
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/25 ..... 110 110,635
Series 2017A , RB , 5.00% , 07/01/25 ..... 145 145,837
Series 2018B , RB , 5.00% , 07/01/25 ..... 675 678,895
Series 2022B , RB , 5.00% , 07/01/25 ..... 130 130,750
Los Angeles Unified School District
Series 2017A , GO , 4.00% , 07/01/25 ..... 170 170,892
Series 2018B-1 , GO , 4.00% , 07/01/25 .... 615 618,227
Series 2015A , GO , 5.00% , 07/01/25 ..... 255 257,372
Series 2016A , GO , 5.00% , 07/01/25 ..... 790 797,350
Series 2016B , GO , 5.00% , 07/01/25 ..... 30 30,279
Series 2018B-1 , GO , 5.00% , 07/01/25 .... 840 847,815
Series 2020A , GO , 5.00% , 07/01/25 ..... 30 30,279
Series 2021RYRR , GO , 5.00% , 07/01/25 .. 80 80,744
Series 2024A , GO , 5.00% , 07/01/25 ..... 750 756,978
Los Rios Community College District
Series C , GO , 4.00% , 08/01/25 ........ 100 100,659
Series 2017 , GO , 5.00% , 08/01/25 ...... 100 101,147
Manhattan Beach Unified School District, Series
2002E, GO, 0.00%, 09/01/25 (NPFGC)
(a)
.. 190 186,786
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/25 ..... 375 374,249
Series 2015A , RB , 5.00% , 07/01/25 ..... 145 146,558
Series 2019A , RB , 5.00% , 07/01/25 ..... 370 373,977
Series 2020A , RB , 5.00% , 07/01/25 ..... 220 222,365
Series 2022A , RB , 5.00% , 10/01/25 ..... 95 96,652
Modesto Irrigation District, Series 2019B, RB,
5.00%, 10/01/25 ................. 100 101,480
Mount San Antonio Community College District,
Series 2013A, GO, 0.00%, 08/01/25
(a)
.... 330 325,216
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/25 (NPFGC)
(a)
.. 500 492,824
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/25 (NPFGC)
(a)
... 225 221,781
Northern California Sanitation Agencies
Financing Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 100 101,260
Series 2020A , RB , 5.00% , 12/01/25 ..... 140 142,938
Series 2021 , RB , 5.00% , 12/01/25 ...... 200 204,197
Oak Grove School District, Series A, GO,
0.00%, 08/01/25
(a)
................ 25 24,638
Orange County Water District, Series 2019C,
RB, 5.00%, 08/15/25 .............. 265 268,457
Palo Alto Unified School District
Series 2008-2 , GO , 0.00% , 08/01/25
(a)
... 580 572,094
Series 2022 , GO , 5.00% , 08/01/25 ...... 75 75,890
Palomar Community College District
Series 2010B , GO , 0.00% , 08/01/25
(a)
.... 325 320,304
Series C , GO , 5.00% , 08/01/44 ........ 600 607,174
Pasadena Area Community College District,
Series 2016A, GO, 5.00%, 08/01/25 ..... 30 30,341
Rancho Water District Financing Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 275 278,303
Rio Hondo Community College District, Series
2019B, GO, 5.00%, 08/01/25 ......... 170 171,991
Riverside Community College District
(a)
Series 2004D , GO , 0.00% , 08/01/25 ..... 105 103,302
Series E , GO , 0.00% , 08/01/35 ........ 2,935 1,763,641
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/25 ................. 110 110,824

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/25 (AMBAC) ........ USD 25 $ 25,567
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/25 ...... 655 661,175
Series 2017E , RB , 5.00% , 08/15/25 ..... 210 212,695
Series 2021I , RB , 5.00% , 08/15/25 ...... 180 182,310
Series 2022J , RB , 5.00% , 08/15/25 ..... 100 101,283
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/25 ...... 540 546,619
San Diego County Regional Transportation
Commission, Series 2016A, RB,
5.00%, 04/01/25 ................. 255 256,056
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/25 ..... 510 516,377
Series 2020A , RB , 5.00% , 08/01/25 ..... 100 101,216
Series 2023A , RB , 5.00% , 08/01/25 ..... 250 253,040
San Diego Unified School District
Series J-2 , GO , 4.00% , 07/01/25 ....... 150 150,960
Series 2015R-4 , GO , 5.00% , 07/01/25 ... 235 237,458
Series J-2 , GO , 5.00% , 07/01/25 ....... 140 141,464
Series C-2 , GO , 5.50% , 07/01/25 ( AGM ) .. 355 359,507
Series D-1 , GO , 5.50% , 07/01/25 ( NPFGC ) 140 141,749
Series E-2 , GO , 5.50% , 07/01/25 ( AGM ) .. 190 192,412
San Francisco Bay Area Rapid Transit District,
Series 2019B-1, GO, 5.00%, 08/01/25 ... 295 298,718
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 4.00% , 05/01/25 ..... 250 250,822
Series 2016A , RB , 5.00% , 05/01/25 ..... 300 301,711
Series 2019D , RB , 5.00% , 05/01/25 ..... 130 130,741
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 4.00% , 10/01/25 ..... 275 277,663
Series 2018A , RB , 5.00% , 10/01/25 ..... 205 208,319
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/25 175 175,000
San Jose Evergreen Community College District,
Series 2015, GO, 5.00%, 09/01/25 ...... 125 126,801
San Jose Unified School District, Series C, GO,
0.00%, 08/01/25 (NPFGC)
(a)
.......... 240 236,567
San Mateo County Community College District
(a)
Series 2002A , GO , 0.00% , 09/01/25
( NPFGC ) ..................... 130 127,837
Series 2006B , GO , 0.00% , 09/01/25
( NPFGC ) ..................... 440 432,679
San Mateo Foster City Public Financing Authority
Series 2021A , RB , 5.00% , 08/01/25 ..... 355 359,244
Series 2021B , RB , 5.00% , 08/01/25 ..... 1,160 1,173,869
San Mateo Union High School District, Series
2002B, GO, 0.00%, 09/01/25 (NPFGC)
(a)
.. 300 295,093
Santa Clara Unified School District, Series 2017,
GO, 5.00%, 07/01/25 .............. 125 126,297
Santa Clara Valley Transportation Authority
Series 2015A , RB , 5.00% , 04/01/25 ..... 35 35,144
Series 2018A , RB , 5.00% , 06/01/25 ..... 710 715,979
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/25 ........ 175 176,402
Sequoia Union High School District
Series 2016 , GO , 4.00% , 07/01/25 ...... 275 276,702
Series 2016 , GO , 5.00% , 07/01/25 ...... 510 515,229
Southern California Public Power Authority,
Series 20201, RB, 5.00%, 07/01/25 ..... 195 196,237
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,510 1,527,904
Security
Par (000)
Par (000) Value
California (continued)
State of California
Series 2015 , GO , 4.00% , 03/01/25 ...... USD 35 $ 35,038
GO , 5.00% , 03/01/25 ............... 690 691,287
GO , 5.00% , 04/01/25 ............... 445 446,723
Series 2019 , GO , 5.00% , 04/01/25 ...... 275 276,065
Series 2016 , GO , 5.00% , 08/01/25 ...... 1,130 1,143,553
Series C , GO , 5.00% , 08/01/25 ........ 475 480,697
GO , 5.00% , 08/01/25 ............... 1,180 1,194,153
Series 2016 , GO , 4.00% , 09/01/25 ...... 680 685,635
Series B , GO , 5.00% , 09/01/25 ........ 360 365,033
GO , 5.00% , 09/01/25 ............... 2,265 2,296,668
Series 2016 , GO , 5.00% , 09/01/25 ...... 190 192,656
Series 2018 , GO , 4.00% , 10/01/25 ...... 75 75,710
Series 2021 , GO , 4.00% , 10/01/25 ...... 125 126,183
GO , 5.00% , 10/01/25 ............... 3,470 3,525,426
Series 2017 , GO , 5.00% , 11/01/25 ...... 725 738,026
GO , 5.00% , 11/01/25 ............... 675 687,127
GO , 5.00% , 12/01/25 ............... 115 117,296
State of California Department of Water
Resources
Series AW , RB , 5.00% , 12/01/25 ....... 100 102,087
Series AX , RB , 5.00% , 12/01/25 ........ 330 336,889
Series AZ , RB , 5.00% , 12/01/25 ........ 525 535,959
Series BA , RB , 5.00% , 12/01/25 ........ 55 56,148
Series BD , RB , 5.00% , 12/01/25 ....... 125 127,609
University of California
Series 2015AO , RB , 5.00% , 05/15/25 .... 665 669,149
Series 2016AR , RB , 5.00% , 05/15/25 .... 140 140,973
Series 2017AV , RB , 5.00% , 05/15/25 .... 150 151,042
Series 2017AY , RB , 5.00% , 05/15/25 .... 195 196,355
Series 2023BN , RB , 5.00% , 05/15/25 .... 1,005 1,011,982
Upper Santa Clara Valley Joint Powers Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 160 161,913
Whittier Union High School District, Series 2016,
GO, 0.00%, 08/01/25
(a)
............. 290 285,462
64,412,280
Colorado — 1.1%
Board of Governors of Colorado State University
System, Series 2017C, RB, 2.50%, 03/01/25
(HERBIP) ..................... 25 24,990
Board of Water Commissioners City & County
of Denver (The), Series 2016A, RB,
4.00%, 09/15/25 ................. 85 85,659
City & County of Denver Airport System
Series 2016A , RB , 5.00% , 11/15/25 ..... 375 381,454
Series 2022C , RB , 5.00% , 11/15/25 ..... 190 193,270
City of Colorado Springs Utilities System
Series 2015A , RB , 5.00% , 11/15/25 ..... 445 452,967
Series 2018A-1 , RB , 5.00% , 11/15/25 .... 500 508,952
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/25 ......... 100 101,399
County of Adams, Series 2015, COP,
5.00%, 12/01/25 ................. 130 132,394
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 415 422,711
Series 2017A , COP , 5.00% , 12/01/25 .... 275 279,747
Series 2025B , GO , 5.00% , 12/01/25 ( SAW ) 500 509,291
Series 2018A , GO , 5.50% , 12/01/25 ( SAW ) 510 521,548
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/25 (NPFGC)
(a)
.......... 270 265,289
State of Colorado
Series 2017K , COP , 5.00% , 03/15/25 .... 230 230,597
Series 2018L , COP , 5.00% , 03/15/25 .... 25 25,065
Series 2019O , COP , 5.00% , 03/15/25 .... 500 501,298

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
University of Colorado
Series 2007A , RB , 5.00% , 06/01/25 ( NPFGC ) USD 375 $ 377,713
Series 2017A-2 , RB , 5.00% , 06/01/25 .... 165 166,194
5,180,538
Connecticut — 1.4%
State of Connecticut
Series 2018A , GO , 5.00% , 04/15/25 ..... 305 306,386
Series 2019A , GO , 5.00% , 04/15/25 ..... 170 170,773
Series 2021B , GO , 3.00% , 06/01/25 ..... 100 100,022
Series 2015B , GO , 5.00% , 06/15/25 ..... 165 166,382
Series 2018C , GO , 5.00% , 06/15/25 ..... 420 423,518
Series 2018E , GO , 5.00% , 09/15/25 ..... 600 608,420
Series 2022D , GO , 5.00% , 09/15/25 ..... 1,315 1,333,453
Series E , GO , 5.00% , 10/15/25 ........ 255 259,074
Series F , GO , 5.00% , 11/15/25 ......... 410 417,323
Series H , GO , 5.00% , 11/15/25 ........ 145 147,590
State of Connecticut Clean Water Fund -
State Revolving Fund, Series 2019A, RB,
5.00%, 02/01/25 ................. 120 120,000
State of Connecticut Special Tax
Series A , RB , 5.00% , 08/01/25 ......... 330 333,726
Series B , RB , 5.00% , 08/01/25 ......... 425 429,799
Series A , RB , 5.00% , 09/01/25 ......... 460 466,080
Series 2018B , RB , 5.00% , 10/01/25 ..... 330 334,982
Series 2018C , RB , 5.00% , 10/01/25 ..... 135 137,038
University of Connecticut
Series 2020A , RB , 5.00% , 02/15/25 ..... 530 530,390
Series 2019A , RB , 5.00% , 11/01/25 ..... 195 198,234
Series 2018A , RB , 5.00% , 11/15/25 ..... 100 101,744
6,584,934
Delaware — 1.3%
City of Wilmington, Series 2017, GO,
5.00%, 12/01/25 ................. 55 55,969
County of New Castle
Series 2015 , GO , 5.00% , 10/01/33 ...... 1,565 1,587,538
Series 2015 , GO , 5.00% , 10/01/35 ...... 2,260 2,292,547
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/25 ...... 525 530,003
Series 2020 , RB , 5.00% , 07/01/25 ...... 125 126,191
Series 2020 , RB , 5.00% , 09/01/25 ...... 340 344,553
State of Delaware
Series 2018A , GO , 5.00% , 02/01/25 ..... 105 105,000
Series 2017 , GO , 5.00% , 03/01/25 ...... 260 260,458
Series 2009C , GO , 5.00% , 10/01/25 ..... 790 801,928
Series 2019A , GO , 5.00% , 10/01/25 ..... 225 228,397
6,332,584
District of Columbia — 1.5%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/25 ..... 715 715,000
Series E , GO , 5.00% , 06/01/25 ........ 1,410 1,420,026
Series 2019A , GO , 5.00% , 10/15/25 ..... 1,200 1,218,240
Series 2020 , RB , 5.00% , 12/01/25 ...... 255 259,598
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/25 ..... 205 205,362
Series 2019C , RB , 5.00% , 10/01/25 ..... 875 888,262
Series 2014A , RB , 5.00% , 12/01/25 ..... 280 285,304
Series 2022C , RB , 5.00% , 12/01/25 ..... 280 285,304
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/25 ..... 195 197,943
Series B , RB , 5.00% , 10/01/25 ......... 315 319,754
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/25 200 203,015
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/25 ..... USD 980 $ 988,813
Series 2021A , RB , 5.00% , 07/15/25 ..... 240 242,366
7,228,987
Florida — 3.0%
Central Florida Expressway Authority, Series
2018, RB, 5.00%, 07/01/25 .......... 140 141,218
City of Jacksonville
Series 2023B , RB , 5.00% , 10/01/25 ..... 425 430,993
Series 2024 , RB , 5.00% , 10/01/25 ...... 300 304,230
County of Miami-Dade
Series 2015D , GO , 5.00% , 07/01/25 ..... 320 322,876
Series A , RB , 5.00% , 10/01/25 ......... 245 248,580
Series B , RB , 5.00% , 10/01/25 ......... 290 294,238
County of Miami-Dade Water & Sewer System,
Series 2017B, RB, 5.00%, 10/01/25 ..... 220 223,175
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/25 .......... 420 426,338
County of Seminole, Series 2005B, RB,
5.25%, 10/01/25 (NPFGC) ........... 80 81,364
Florida Department of Environmental Protection
Series 2015A , RB , 5.00% , 07/01/25 ..... 873 881,318
Series 2017A , RB , 5.00% , 07/01/25 ..... 760 767,242
Series 2018A , RB , 5.00% , 07/01/25 ..... 487 491,640
Series 2019B , RB , 5.00% , 07/01/25 ..... 100 100,953
Florida Department of Management Services,
Series 2015A, COP, 5.00%, 08/01/25 .... 525 530,591
Florida Municipal Power Agency, Series 2019A,
RB, 5.00%, 10/01/25 .............. 100 101,411
Florida State Development Commission, Series
2017A, RB, 5.00%, 07/01/25 ......... 110 110,989
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/25 ......... 200 202,883
Hillsborough County School Board, Series
2017A, COP, 5.00%, 07/01/25 ........ 185 186,564
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/25 ............. 50 50,550
Palm Beach County School District
Series 2018B , COP , 5.00% , 08/01/25 .... 365 369,011
Series 2022B , COP , 5.00% , 08/01/25 .... 500 505,495
School Board of Miami-Dade County (The)
Series 2015 , GO , 5.00% , 03/15/25 ...... 230 230,581
Series 2017 , GO , 5.00% , 03/15/25 ...... 205 205,517
Series 2015A , COP , 5.00% , 05/01/25 .... 485 487,511
School District of Broward County
Series 2015 , GO , 5.00% , 07/01/25 ...... 210 211,905
Series 2015A , COP , 5.00% , 07/01/25 .... 365 368,191
Series C , COP , 5.00% , 07/01/25 ........ 315 317,753
State of Florida
Series 2015F , GO , 5.00% , 06/01/25 ..... 205 206,574
Series 2016B , GO , 5.00% , 06/01/25 ..... 170 171,305
Series 2016D , GO , 5.00% , 06/01/25 ..... 130 130,998
Series 2017A , GO , 5.00% , 06/01/25 ( GTD ) 147 148,128
Series 2017B , GO , 5.00% , 06/01/25 ..... 205 206,574
Series 2018A , GO , 5.00% , 06/01/25 ..... 155 156,190
Series 2019SERB , GO , 5.00% , 06/01/25 .. 45 45,345
Series 2022B , GO , 5.00% , 06/01/25 ..... 125 125,959
Series 2016A , GO , 5.00% , 07/01/25 ..... 50 50,462
Series 2016B , GO , 5.00% , 07/01/25 ..... 35 35,323
Series 2017A , GO , 5.00% , 07/01/25 ..... 240 242,218
Series 2018B , GO , 5.00% , 07/01/25 ..... 160 161,478
Series 2021A , GO , 5.00% , 07/01/25 ..... 130 131,201
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/25 ...... 325 328,057

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019A , RB , 5.00% , 07/01/25 ..... USD 105 $ 105,944
State of Florida Department of Transportation
Turnpike System
Series 2015B , RB , 5.00% , 07/01/25 ..... 190 191,677
Series 2016B , RB , 5.00% , 07/01/25 ..... 130 131,148
Series 2019A , RB , 5.00% , 07/01/25 ..... 750 756,621
Series 2020B , RB , 5.00% , 07/01/25 ..... 125 126,103
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/25 ..... 550 555,173
Series 2016B , RB , 5.00% , 07/01/25 ..... 350 353,292
Series 2017A , RB , 5.00% , 07/01/25 ..... 596 601,605
Series 2019A , RB , 5.00% , 07/01/25 ..... 460 464,326
Tampa Bay Water, Series 2016C, RB,
5.00%, 10/01/25 ................. 145 147,188
Volusia County School Board, Series 2016A,
COP, 5.00%, 08/01/25 (BAM) ......... 90 91,011
14,257,017
Georgia — 2.8%
Association County Commissioners of Georgia,
Series 2020, COP, 5.00%, 07/15/25 ..... 575 579,117
City of Atlanta
Series 2022A , RB , 5.00% , 07/01/25 ..... 340 343,067
Series 2004 , RB , 5.75% , 11/01/25 ( AGM ) . 205 209,558
Series 2022A1 , GO , 5.00% , 12/01/25 .... 250 254,715
City of Atlanta Department of Aviation, Series
2020A, RB, 5.00%, 07/01/25 ......... 145 146,308
City of Atlanta Water & Wastewater, Series 2015,
RB, 5.00%, 11/01/33 .............. 2,695 2,710,287
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 135 136,706
Forsyth County School District, Series 2020, GO,
5.00%, 02/01/25 ................. 210 210,000
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/25 .......... 720 725,384
Gwinnett County School District
Series 2010 , GO , 5.00% , 02/01/25 ...... 715 715,000
Series 2022B , GO , 5.00% , 08/01/25 ..... 360 363,726
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/25 ...... 295 298,344
Henry County School District
Series 2021 , GO , 4.00% , 08/01/25 ( SAW ) . 160 161,041
Series 2016 , GO , 5.00% , 08/01/25 ( SAW ) . 300 303,415
Henry County Water Authority, Series 2021, RB,
5.00%, 02/01/25 ................. 250 250,000
Metropolitan Atlanta Rapid Transit Authority,
Series 2018A, RB, 4.00%, 07/01/25 ..... 580 583,147
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 1,220 1,235,398
Series B , RB , 5.00% , 10/01/25 ......... 435 441,271
State of Georgia
Series 2015A , GO , 5.00% , 02/01/25 ..... 850 850,000
Series 2016A , GO , 5.00% , 02/01/25 ..... 745 745,000
Series 2017A-1 , GO , 5.00% , 02/01/25 .... 105 105,000
Series 2022C , GO , 4.00% , 07/01/25 ..... 235 236,295
Series 2021A , GO , 5.00% , 07/01/25 ..... 250 252,392
Series 2018A , GO , 5.00% , 07/01/25 ..... 170 171,627
Series 2016E , GO , 5.00% , 12/01/25 ..... 1,135 1,156,791
13,183,589
Hawaii — 1.6%
City & County Honolulu Wastewater System
Series 2018B , RB , 5.00% , 07/01/25 ..... 730 736,822
Series A , RB , 5.00% , 07/01/25 ......... 200 201,869
Series B , RB , 5.00% , 07/01/25 ......... 255 257,383
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series B , RB , 5.00% , 07/01/30 ......... USD 1,240 $ 1,251,378
Series A , RB , 5.00% , 07/01/45 ......... 600 605,506
City & County of Honolulu
Series 2019C , GO , 4.00% , 08/01/25 ..... 100 100,639
Series 2019A , GO , 5.00% , 09/01/25 ..... 175 177,298
Series B , GO , 5.00% , 09/01/25 ........ 480 486,304
Series D , GO , 5.00% , 09/01/25 ........ 230 233,021
Series E , GO , 5.00% , 09/01/25 ........ 320 324,203
Series A , GO , 5.00% , 10/01/25 ........ 245 248,675
Series C , GO , 5.00% , 10/01/25 ........ 65 65,975
State of Hawaii
Series FK , GO , 5.00% , 05/01/25 ....... 580 583,226
Series ET , GO , 5.00% , 10/01/25 ........ 135 137,038
Series EZ , GO , 5.00% , 10/01/25 ....... 495 502,474
Series FG , GO , 5.00% , 10/01/25 ....... 470 477,096
Series FH , GO , 5.00% , 10/01/25 ....... 315 319,756
Series FN , GO , 5.00% , 10/01/25 ....... 620 629,361
University of Hawaii
Series B , RB , 5.00% , 10/01/25 ......... 115 116,635
Series E , RB , 5.00% , 10/01/25 ......... 95 96,351
7,551,010
Idaho — 0.4%
Idaho Housing & Finance Association, Series
2015A, RB, 5.00%, 07/15/25 ......... 2,100 2,120,700
Illinois — 2.9%
County of Cook, Series 2021A, GO,
5.00%, 11/15/25 ................. 500 507,832
County of Will, Series 2016, GO,
5.00%, 11/15/41 ................. 2,000 2,034,075
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/25 .......... 300 304,535
Illinois Finance Authority
Series 2016 , RB , 4.00% , 07/01/25 ...... 1,180 1,186,117
Series 2019 , RB , 5.00% , 07/01/25 ...... 130 131,201
Series 2015 , RB , 5.00% , 12/01/25 ...... 585 595,200
State of Illinois
Series 2016 , GO , 5.00% , 02/01/25 ...... 3,605 3,605,000
Series 2021A , GO , 5.00% , 03/01/25 ..... 520 520,738
Series 2022B , GO , 5.00% , 03/01/25 ..... 860 861,221
Series 2023C , GO , 5.00% , 05/01/25 ..... 1,000 1,004,501
Series 2020 , GO , 5.50% , 05/01/25 ...... 210 211,224
Series 2023D , GO , 5.00% , 07/01/25 ..... 200 201,571
Series 2018A , GO , 5.00% , 10/01/25 ..... 100 101,226
Series 2017D , GO , 5.00% , 11/01/25 ..... 2,220 2,250,783
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/25 ................. 200 200,959
13,716,183
Indiana — 1.7%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/25 ..... 320 324,407
Series 2018A , RB , 5.00% , 10/01/25 ..... 160 162,203
Indiana Finance Authority
Series 2015A , RB , 5.00% , 02/01/25 ..... 175 175,000
Series 2015B , RB , 5.00% , 02/01/25 ..... 260 260,000
Series 2017B , RB , 5.00% , 02/01/25 ..... 465 465,000
Series 2017C , RB , 5.00% , 02/01/25 ..... 750 750,000
Series 2018A , RB , 5.00% , 02/01/25 ..... 280 280,000
Series 2019E , RB , 5.00% , 02/01/25 ..... 170 170,000
Series 2021B , RB , 5.00% , 02/01/25 ..... 255 255,000
Series 2016C , RB , 5.00% , 12/01/25 ..... 920 937,359
Series 2015A , RB , 5.00% , 02/01/31 ..... 2,230 2,230,000

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana University
Series 2015A , RB , 5.00% , 06/01/25 ..... USD 295 $ 297,057
Series 2020A , RB , 5.00% , 06/01/25 ..... 500 503,486
Purdue University
Series 2016A , RB , 4.00% , 07/01/25 ..... 90 90,451
Series 2016A , COP , 5.00% , 07/01/25 .... 210 211,903
Series 2016CC , RB , 5.00% , 07/01/25 .... 470 474,259
Series EE , RB , 5.00% , 07/01/25 ........ 155 156,405
Series 2007A , RB , 5.25% , 07/01/25 ..... 190 191,914
7,934,444
Iowa — 0.6%
County of Polk, Series 2017C, GO,
5.00%, 06/01/25 ................. 185 186,383
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 825 834,234
Series 2021A , RB , 5.00% , 08/01/25 ..... 330 333,694
State of Iowa
Series 2016A , RB , 5.00% , 06/01/25 ..... 1,020 1,026,943
Series 2020A , GO , 5.00% , 06/01/25 ..... 260 261,770
2,643,024
Kansas — 1.1%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/25 ................. 205 207,625
Johnson County Public Building Commission
Series 2015B , RB , 5.00% , 09/01/25 ..... 180 182,378
Series 2018A , RB , 5.00% , 09/01/25 ..... 265 268,501
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/25 ................. 1,525 1,547,107
Johnson County Unified School District No. 512
Shawnee Mission
Series 2016B , GO , 5.00% , 10/01/25 ..... 250 253,773
Series 2015A , GO , 5.00% , 10/01/30 ..... 510 517,008
Series 2015A , GO , 5.00% , 10/01/31 ..... 825 836,337
Sedgwick County Unified School District No. 265
Goddard, Series 2016B, GO, 5.00%, 10/01/25 20 20,282
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/25 ..... 1,205 1,220,440
Series 2018A , RB , 5.00% , 09/01/25 ..... 225 227,883
5,281,334
Kentucky — 0.3%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 10/01/25 ......... 500 507,351
Series B , RB , 5.00% , 11/01/25 ( SAP ) .... 505 513,350
Louisville & Jefferson County Metropolitan Sewer
District, Series 2017B, RB, 5.00%, 05/15/25 295 296,920
1,317,621
Louisiana — 0.6%
State of Louisiana
Series 2019-A , GO , 5.00% , 03/01/25 .... 300 300,504
Series 2020A , GO , 5.00% , 03/01/25 ..... 110 110,185
Series B , GO , 5.00% , 05/01/25 ........ 40 40,213
Series 2016B , GO , 5.00% , 08/01/25 ..... 370 374,014
Series 2016A , GO , 5.00% , 09/01/25 ..... 310 313,919
Series 2016D , GO , 5.00% , 09/01/25 ..... 120 121,517
Series 2019A , RB , 5.00% , 09/01/25 ..... 605 612,648
Series 2021 , RB , 5.00% , 09/01/25 ...... 100 101,264
Series 2024C , GO , 5.00% , 12/01/25 ..... 500 509,021
Security
Par (000)
Par (000) Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/25 ............ USD 430 $ 432,285
2,915,570
Maine — 0.8%
Maine Governmental Facilities Authority, Series
2018A, RB, 5.00%, 10/01/25 ......... 105 106,481
Maine Health & Higher Educational Facilities
Authority, Series 2021A, RB, 5.00%, 07/01/25
(AGM) ....................... 250 252,152
Maine Municipal Bond Bank
Series 2016A , RB , 5.00% , 09/01/25 ..... 290 293,616
Series 2018B , RB , 5.00% , 11/01/25 ..... 185 188,142
Series 2022A , RB , 5.00% , 11/01/25 ..... 225 228,821
Series A , RB , 5.00% , 11/01/25 ......... 140 142,377
Series C , RB , 5.00% , 11/01/25 ......... 225 228,821
Series D , RB , 5.00% , 11/01/25 ......... 225 228,821
State of Maine
Series 2019B , GO , 5.00% , 06/01/25 ..... 1,925 1,938,949
Series 2020B , GO , 5.00% , 06/01/25 ..... 100 100,725
Series 2022B , GO , 5.00% , 06/01/25 ..... 285 287,065
3,995,970
Maryland — 2.7%
City of Baltimore
Series 2017A , RB , 5.00% , 07/01/25 ..... 230 232,020
Series 2017B , RB , 5.00% , 07/01/25 ..... 100 100,878
Series 2019A , RB , 5.00% , 07/01/25 ..... 255 257,397
County of Anne Arundel
Series 2015 , GO , 5.00% , 04/01/25 ...... 320 321,180
Series 2016 , GO , 5.00% , 10/01/25 ...... 635 644,667
Series 2018 , GO , 5.00% , 10/01/25 ...... 270 274,110
Series 2020 , GO , 5.00% , 10/01/25 ...... 405 411,165
Series 2021 , GO , 5.00% , 10/01/25 ...... 210 213,197
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/25 ...... 225 225,378
Series 2015 , GO , 5.00% , 08/01/25 ...... 425 429,818
County of Charles, Series 2017, GO,
5.00%, 10/01/25 ................. 85 86,322
County of Frederick
Series 2019A , GO , 5.00% , 08/01/25 ..... 300 303,381
County of Howard
Series 2016A , GO , 5.00% , 02/15/25 ..... 365 365,261
Series 2019B , GO , 5.00% , 08/15/25 ..... 125 126,527
Series 2020A , GO , 5.00% , 08/15/25 ..... 240 242,931
County of Montgomery
Series 2020B , COP , 5.00% , 04/01/25 .... 100 100,349
Series 2022A , GO , 5.00% , 08/01/25 ..... 100 101,138
Series 2017C , GO , 5.00% , 10/01/25 ..... 205 208,107
Series 2017D , GO , 4.00% , 11/01/25 ..... 620 626,035
Series 2017A , GO , 5.00% , 11/01/25 ..... 75 76,279
Series 2019A , GO , 5.00% , 11/01/25 ..... 1,100 1,118,753
County of Prince George's
Series 2021A , GO , 5.00% , 07/01/25 ..... 280 282,690
Series 2017B , GO , 5.00% , 07/15/25 ..... 100 101,053
Maryland Health & Higher Educational
Facilities Authority, Series 2025A, RB,
5.00%, 07/01/25
(b)
................ 150 151,212
State of Maryland
Series 2017 , GO , 5.00% , 03/15/25 ...... 445 446,182
Series 2018A , GO , 5.00% , 03/15/25 ..... 205 205,544
Series 2015B , GO , 4.00% , 08/01/25 ..... 335 337,181
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,000 2,022,781
State of Maryland Department of Transportation
Series 2018 , RB , 5.00% , 05/01/25 ...... 100 100,559

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2016 , RB , 4.00% , 09/01/25 ...... USD 430 $ 433,261
Series 2018 , RB , 5.00% , 10/01/25 ...... 500 507,582
Series 2021A , RB , 5.00% , 10/01/25 ..... 100 101,516
Series 2018 , RB , 5.00% , 12/01/25 ...... 130 132,464
Washington Suburban Sanitary Commission
Series 2016 , RB , 4.00% , 06/01/25 ( GTD ) .. 75 75,345
Series 2017 , RB , 4.00% , 06/01/25 ( GTD ) .. 485 487,232
Series 2016 , RB , 5.00% , 06/01/25 ( GTD ) .. 120 120,941
Series 2017 , RB , 5.00% , 06/15/25 ( GTD ) .. 490 494,301
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 250 254,818
12,719,555
Massachusetts — 3.4%
City of Boston, Series 2022A, GO,
5.00%, 11/01/25 ................. 200 203,514
Commonwealth of Massachusetts
Series 2016A , GO , 5.00% , 03/01/25 ..... 100 100,176
Series B , GO , 5.00% , 04/01/25 ........ 160 160,585
Series 2019F , GO , 5.00% , 05/01/25 ..... 380 382,114
Series 2023A , GO , 5.00% , 05/01/25 ..... 1,000 1,005,562
Series 2016A , GO , 5.00% , 07/01/25 ..... 265 267,492
Series 2016B , GO , 5.00% , 07/01/25 ..... 330 333,104
Series 2019A , GO , 5.00% , 07/01/25 ..... 150 151,411
Series A , GO , 5.00% , 07/01/25 ........ 100 100,940
Series 2018E , GO , 5.00% , 09/01/25 ..... 150 151,983
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 995 1,010,143
Series 2016C , GO , 5.00% , 10/01/25 ..... 815 827,305
Series 2020E , GO , 5.00% , 11/01/25 ..... 230 233,906
Series 2021B , GO , 5.00% , 11/01/25 ..... 295 300,010
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 180 183,057
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/25 . 495 498,947
Massachusetts Bay Transportation Authority,
Series 2000A, Sub-Series A-2, RB, VRDN (TD
Bank NA LIQ), 2.06%, 02/05/25
(c)
....... 1,000 1,000,000
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. 350 353,292
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/25 ..... 745 752,007
Series 2024A , RB , 5.00% , 07/01/25 ..... 1,000 1,009,405
Series B , RB , 5.00% , 07/01/25 ......... 180 181,693
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/25 ...... 1,565 1,582,320
Series 22 , RB , 5.00% , 08/01/25 ........ 95 96,087
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/25 ..... 250 254,304
Massachusetts School Building Authority
Series 2019A , RB , 5.00% , 02/15/25 ..... 270 270,199
Series 2016B , RB , 5.00% , 11/15/25 ..... 145 147,590
Series 2016A , RB , 5.00% , 11/15/41 ..... 250 254,259
Series 2016A , RB , 5.00% , 11/15/45 ..... 2,475 2,517,167
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/25 ..... 40 40,433
Series C , RB , 5.00% , 08/01/25 ......... 10 10,106
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 1,015 1,027,950
Town of Watertown, GO, 5.00%, 02/01/25 ... 225 225,000
University of Massachusetts Building Authority
Series 2015-1 , RB , 5.00% , 11/01/25 ..... 105 106,851
Series 2017-3 , RB , 5.00% , 11/01/25 ..... 305 310,376
16,049,288
Security
Par (000)
Par (000) Value
Michigan — 1.4%
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/25 (BAM) ............. USD 130 $ 132,110
Lansing School District, Series 2022I, GO,
5.00%, 05/01/25 (Q-SBLF) .......... 20 20,107
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/25 ..... 870 883,193
Series 2021B , RB , 5.00% , 10/01/25 ..... 385 390,838
Series 2017A-MI , RB , 5.00% , 12/01/25 ... 185 188,180
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/25 ...... 580 582,542
Series 2016I , RB , 5.00% , 04/15/25 ...... 270 271,183
Series 2019I , RB , 5.00% , 04/15/25 ...... 510 512,235
Michigan State University
Series 2019C , RB , 5.00% , 02/15/25 ..... 85 85,060
Series 2023A , RB , 5.00% , 02/15/25 ..... 305 305,217
State of Michigan
Series 2016 , RB , 5.00% , 03/15/25 ...... 1,810 1,814,485
Series 2016B , GO , 4.00% , 11/01/25 ..... 210 211,922
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/25 ................. 140 142,468
University of Michigan
Series 2017A , RB , 5.00% , 04/01/25 ..... 330 331,205
Series 2019A , RB , 5.00% , 04/01/25 ..... 530 531,935
Wayne County Airport Authority, Series A, RB,
5.00%, 12/01/25 ................. 25 25,430
6,428,110
Minnesota — 1.6%
City of Minneapolis, Series 2019, GO,
4.00%, 12/01/25 ................. 200 202,097
County of Hennepin, Series 2020B, GO,
5.00%, 12/01/25 ................. 1,000 1,020,598
Metropolitan Council
Series 2015A , GO , 5.00% , 03/01/25 ..... 215 215,387
Series 2017C , GO , 5.00% , 03/01/25 ..... 130 130,234
Series 2020B , GO , 5.00% , 03/01/25 ..... 630 631,134
Series 2021B , GO , 5.00% , 12/01/25 ..... 1,050 1,069,802
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/25 ................. 575 575,944
State of Minnesota
Series 2015D , GO , 5.00% , 08/01/25 ..... 1,300 1,314,872
Series 2016B , GO , 5.00% , 08/01/25 ..... 315 318,604
Series 2018A , GO , 5.00% , 08/01/25 ..... 245 247,803
Series 2017A , GO , 5.00% , 10/01/25 ..... 165 167,524
Series 2017B , GO , 5.00% , 10/01/25 ..... 135 137,065
Series 2017E , GO , 5.00% , 10/01/25 ..... 145 147,218
University of Minnesota
Series 2019B , RB , 5.00% , 10/01/25 ..... 275 279,128
Series 2017B , RB , 5.00% , 12/01/25 ..... 1,115 1,135,915
7,593,325
Mississippi — 0.2%
Mississippi Hospital Equipment & Facilities
Authority, Series 2020I, RB, 5.00%, 10/01/25 275 278,023
State of Mississippi
Series 2016B , GO , 5.00% , 12/01/25 ..... 450 458,119
Series 2015F , GO , 5.00% , 11/01/32 ..... 300 305,194
1,041,336
Missouri — 0.3%
Metropolitan St Louis Sewer District, Series
2015B, RB, 5.00%, 05/01/25 ......... 110 110,598
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/25 ..... 190 191,047

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri (continued)
Missouri State Board of Public Buildings
Series 2017A , RB , 5.00% , 04/01/25 ..... USD 420 $ 421,563
Series 2020B , RB , 5.00% , 10/01/25 ..... 710 720,908
1,444,116
Nebraska — 0.6%
City of Omaha, Series 2021, GO,
5.00%, 04/15/25 ................. 825 828,915
Douglas County School District No. 17, Series A,
GO, 4.00%, 06/15/35 .............. 630 632,753
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/25 ..... 365 365,000
Series 2018A , RB , 5.00% , 02/01/25 ..... 595 595,000
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/25 ................. 230 230,000
2,651,668
Nevada — 1.0%
Clark County School District, Series 2016A, GO,
5.00%, 06/15/25 ................. 260 261,953
County of Clark
Series 2018A , GO , 5.00% , 06/01/25 ..... 255 256,852
Series 2019B , GO , 5.00% , 06/01/25 ..... 50 50,363
Series 2016B , RB , 5.00% , 07/01/25 ..... 145 146,319
Series 2016A , GO , 5.00% , 11/01/25 ..... 485 493,003
Series 2016B , GO , 5.00% , 11/01/25 ..... 565 574,323
Series 2020B , GO , 5.00% , 11/01/25 ..... 35 35,578
Series 2018B , GO , 5.00% , 12/01/25 ..... 280 285,133
County of Clark Department of Aviation, Series
2019A, RB, 5.00%, 07/01/25 ......... 300 302,644
Las Vegas Valley Water District
Series 2020C , GO , 5.00% , 06/01/25 ..... 175 176,312
Series 2021A , GO , 5.00% , 06/01/25 ..... 185 186,387
State of Nevada
Series 2015D , GO , 5.00% , 04/01/25 ..... 125 125,463
Series 2017A , GO , 5.00% , 05/01/25 ..... 260 261,420
Series 2019A , GO , 5.00% , 05/01/25 ..... 440 442,404
Series 2020A , GO , 5.00% , 05/01/25 ..... 140 140,765
State of Nevada Highway Improvement, Series
2016, RB, 5.00%, 12/01/25 .......... 955 973,019
Washoe County School District
Series 2015A , GO , 5.00% , 06/01/25 ..... 140 141,026
Series 2017C , GO , 5.00% , 10/01/25 ..... 60 60,888
4,913,852
New Hampshire — 0.5%
City of Manchester, Series 2020A, GO,
4.00%, 06/15/25 ................. 385 386,830
City of Nashua, Series 2021, GO,
5.00%, 09/01/25 ................. 140 141,850
New Hampshire Municipal Bond Bank
Series 2015A , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 230 232,798
Series 2016B , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 100 101,179
Series 2016D , RB , 5.00% , 08/15/25 ..... 100 101,217
Series 2018B , RB , 5.00% , 08/15/25 ..... 170 172,068
Series 2020B , RB , 5.00% , 08/15/25 ..... 275 278,345
Series 2022C , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 105 106,277
New Hampshire State Turnpike System, Series
2019, RB, 4.00%, 11/01/25 .......... 165 166,485
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/25 ..... 175 178,316
Security
Par (000)
Par (000) Value
New Hampshire (continued)
Series 2020D , GO , 5.00% , 12/01/25 ..... USD 540 $ 550,233
2,415,598
New Jersey — 1.9%
County of Essex, Series 2017, GO,
5.00%, 08/01/25 ................. 170 171,927
Monmouth County Improvement Authority (The)
Series 2017 , RB , 5.00% , 02/15/25 ( GTD ) .. 100 100,076
Series 2016B , RB , 4.00% , 08/01/25 ( GTD ) 50 50,328
Series 2019B , RB , 5.00% , 12/01/25 ( GTD ) 270 275,137
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/25 ... 835 836,336
Series AAA , RB , 4.13% , 06/15/25 ....... 170 170,759
Series 2017DDD , RB , 5.00% , 06/15/25 ... 155 156,183
Series 2015A , RB , 5.00% , 06/15/25 ..... 390 392,976
Series B , RB , 4.00% , 11/01/25 ......... 920 927,448
Series 2022A , RB , 5.00% , 11/01/25 ..... 170 172,584
Series WW , RB , 5.25% , 06/15/31 ....... 1,000 1,009,075
New Jersey Educational Facilities Authority
Series 2016B , RB , 5.00% , 07/01/25 ..... 445 449,308
Series 2017B , RB , 5.00% , 07/01/25 ..... 165 166,597
New Jersey Infrastructure Bank, Series 2015A-1,
RB, 5.00%, 09/01/25 (GTD) .......... 110 111,467
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 5.00% , 06/15/25 .... 25 25,191
Series 2016A-1 , RB , 5.00% , 06/15/25 .... 255 256,910
Series 2021A , RB , 5.00% , 06/15/25 ..... 200 201,528
Series 2004A , RB , 5.75% , 06/15/25 ( NPFGC ) 220 222,275
State of New Jersey
GO , 5.00% , 06/01/25 ............... 240 241,779
Series 2020A , GO , 5.00% , 06/01/25 ..... 2,500 2,518,529
Series 2014 , GO , 5.00% , 06/01/31 ...... 110 110,766
GO , 5.00% , 06/01/32 ............... 500 503,482
9,070,661
New Mexico — 0.9%
New Mexico Finance Authority
Series 2019D , RB , 5.00% , 06/01/25 ..... 220 221,660
Series 2015A , RB , 5.00% , 06/15/25 ..... 330 332,776
Series 2018A , RB , 5.00% , 06/15/25 ..... 500 504,040
Series 2021A , RB , 5.00% , 06/15/25 ..... 295 297,384
Santa Fe Public School District, Series 2015,
GO, 5.00%, 08/01/25 (SAW) ......... 100 101,073
State of New Mexico
Series A , GO , 5.00% , 03/01/25 ........ 925 926,629
Series B , GO , 5.00% , 03/01/25 ........ 540 540,951
State of New Mexico Severance Tax Permanent
Fund
Series 2015A , RB , 5.00% , 07/01/25 ..... 220 222,069
Series 2015B , RB , 5.00% , 07/01/25 ..... 55 55,517
Series 2016D , RB , 5.00% , 07/01/25 ..... 135 136,270
Series 2022A , RB , 5.00% , 07/01/25 ..... 700 706,583
Series A , RB , 5.00% , 07/01/25 ......... 290 292,727
4,337,679
New York — 9.9%
Battery Park City Authority, Series 2019D-
2, RB, VRDN (TD Bank NA SBPA),
1.85%, 02/03/25
(c)
................ 300 300,000
City of New York
Series 2015FF-1 , GO , 5.00% , 06/01/25 ... 125 125,919
Series E , GO , 4.00% , 08/01/25 ........ 100 100,627
Series 2008J-9 , GO , 5.00% , 08/01/25 .... 175 176,951
Series 2017A , GO , 5.00% , 08/01/25 ..... 210 212,341
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 845 854,421

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018C , GO , 5.00% , 08/01/25 ..... USD 195 $ 197,174
Series 2018D , GO , 5.00% , 08/01/25 ..... 155 156,728
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 235 237,620
Series 2021C , GO , 5.00% , 08/01/25 ..... 1,645 1,663,340
Series 2022C , GO , 5.00% , 08/01/25 ..... 170 171,895
Series A , GO , 5.00% , 08/01/25 ........ 320 323,568
Series C , GO , 5.00% , 08/01/25 ........ 3,210 3,245,788
Series 2023A-1 , GO , 5.00% , 09/01/25 .... 130 131,689
Series 2016A-5 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.85% , 02/03/25
(c)
2,625 2,625,000
County of Monroe, Series 2015, GO,
5.00%, 06/01/25 (AGM) ............ 50 50,415
County of Westchester, Series 2020A, GO,
5.00%, 10/15/25 ................. 70 71,216
Empire State Development Corp.
Series 2015A , RB , 5.00% , 03/15/25 ..... 1,300 1,303,460
Series 2016A , RB , 5.00% , 03/15/25 ..... 1,190 1,193,167
Series 2017A , RB , 5.00% , 03/15/25 ..... 1,065 1,067,834
Series 2017C , RB , 5.00% , 03/15/25 ..... 105 105,279
Series 2020A , RB , 5.00% , 03/15/25 ..... 395 396,051
Series 2020C , RB , 5.00% , 03/15/25 ..... 195 195,519
Series 2021A , RB , 5.00% , 03/15/25 ..... 55 55,142
Erie County Industrial Development Agency
(The), Series 2022A, RB, 5.00%, 05/01/25
(SAW) ....................... 350 352,006
Hudson Yards Infrastructure Corp., Series
2017A, RB, 4.00%, 02/15/25 ......... 100 100,042
Long Island Power Authority
Series 2000A , RB , 0.00% , 06/01/25 ( AGM )
(a)
200 197,943
Series 2021A , RB , 5.00% , 09/01/25 ..... 140 141,906
Metropolitan Transportation Authority
Series 2015F , RB , 5.00% , 11/15/25 ...... 230 233,838
Series 2016B , RB , 5.00% , 11/15/25 ..... 100 101,669
Series 2017B , RB , 5.00% , 11/15/25 ..... 650 660,847
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 470 477,843
Series 2018B , RB , 5.00% , 11/15/25 ..... 100 101,669
Series A-1 , RB , 5.00% , 11/15/25 ....... 185 188,087
Series A-2 , RB , 5.00% , 11/15/25 ....... 285 289,756
Series 2005E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 2.20% , 02/06/25
(c)
........ 2,300 2,300,000
Series 2015E-3 , RB , VRDN ( Bank of America
NA LOC ), 1.75% , 02/03/25
(c)
........ 5,000 5,000,000
Series 2015E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 1.85% , 02/03/25
(c)
........ 600 600,000
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2017A , RB , 5.00% , 11/15/25 ..... 140 142,566
Series 2024A , 5.00% , 11/15/25 ........ 300 305,499
Series B-1 , RB , 5.00% , 11/15/25 ....... 70 71,289
Series B-2 , RB , 5.00% , 11/15/25 ....... 265 269,858
New York City Municipal Water Finance Authority
Series 2015FF , RB , 4.00% , 06/15/25 .... 50 50,260
Series 2020CC-2 , RB , 4.00% , 06/15/25 ... 125 125,650
Series 2020FF , RB , 4.00% , 06/15/25 .... 495 497,573
Series 2015FF , RB , 5.00% , 06/15/25 .... 145 146,279
Series 2020AA , RB , 5.00% , 06/15/25 .... 325 327,866
Series 2020FF , RB , 5.00% , 06/15/25 .... 325 327,866
New York City Transitional Finance Authority
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 50 50,571
Series B-1 , RB , 5.00% , 08/01/25 ....... 605 611,940
New York City Transitional Finance Authority
Building Aid
Series S-2 , RB , 4.00% , 07/15/25 ( SAW ) .. 210 211,194
Series 2018S-4A , RB , 5.00% , 07/15/25
( SAW ) ....................... 205 207,076
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019S-2A , RB , 5.00% , 07/15/25
( SAW ) ....................... USD 250 $ 252,444
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/25 ( SAW ) ........... 115 116,165
New York City Transitional Finance Authority
Future Tax Secured
Series 2017A-1 , RB , 4.00% , 05/01/25 .... 100 100,320
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/25 ................ 210 211,178
Series 2018B-1 , RB , 5.00% , 08/01/25 .... 275 278,138
Series 2018-1 , RB , 5.00% , 11/01/25 ..... 345 350,884
Series 2020B-1 , RB , 5.00% , 11/01/25 .... 165 167,814
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 225 228,838
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/25 ................ 135 137,303
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 60 61,023
Series 2023E-1 , RB , 5.00% , 11/01/25 .... 580 589,893
Series C , RB , 5.00% , 11/01/25 ......... 1,400 1,423,879
New York State Dormitory Authority
Series 2019E , RB , 4.00% , 02/15/25 ..... 130 130,058
Series 2016D , RB , 5.00% , 02/15/25 ..... 595 595,459
Series 2014E , RB , 5.00% , 02/15/25 ..... 60 60,046
Series 2019D , RB , 5.00% , 02/15/25 ..... 280 280,216
Series 2015B , RB , 5.00% , 02/15/25 ..... 390 390,301
Series 2016A , RB , 5.00% , 02/15/25 ..... 175 175,135
Series 2017A , RB , 5.00% , 02/15/25 ..... 395 395,294
Series 2018E , RB , 5.00% , 03/15/25 ..... 440 441,192
Series 2018C , RB , 5.00% , 03/15/25 ..... 325 325,880
Series 2018A , RB , 5.00% , 03/15/25 ..... 280 280,759
Series 2017A , RB , 5.00% , 03/15/25 ..... 305 305,826
Series 2016A , RB , 5.00% , 03/15/25 ..... 455 456,233
Series 2015E , RB , 5.00% , 03/15/25 ..... 180 180,488
Series 2015A , RB , 5.00% , 03/15/25 ..... 695 696,872
Series 2021E , RB , 5.00% , 03/15/25 ..... 95 95,257
Series 2005B , RB , 5.50% , 03/15/25 ( AMBAC ) 220 220,727
Series 2016A , RB , 4.00% , 07/01/25 ..... 15 15,085
Series 2017A , RB , 5.00% , 07/01/25 ..... 200 201,807
Series 2018A , RB , 5.00% , 07/01/25 ..... 85 85,817
Series 2019A , RB , 5.00% , 07/01/25 ..... 305 307,969
Series 2015A , RB , 5.00% , 07/01/25 ..... 160 161,445
Series 2020A , RB , 5.00% , 09/15/25 ..... 2,500 2,536,316
Series 2015A , RB , 5.00% , 10/01/25 ..... 255 259,148
Series 2015B , RB , 5.00% , 07/01/37 ..... 50 50,461
New York State Environmental Facilities Corp.
Series 2015D , RB , 5.00% , 03/15/25 ..... 215 215,579
Series 2015A , RB , 4.00% , 06/15/25 ..... 115 115,606
Series 2017A , RB , 5.00% , 06/15/25 ..... 205 206,747
Series 2018A , RB , 5.00% , 06/15/25 ..... 150 151,278
Series 2019B , RB , 5.00% , 06/15/25 ..... 395 398,367
Series 2020B , RB , 5.00% , 10/15/25 ..... 70 71,138
New York State Thruway Authority, Series
2021A-1, RB, 5.00%, 03/15/25 ........ 235 235,637
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/25 ....... 195 196,099
Series 205 , RB , 5.00% , 11/15/25 ....... 490 498,863
Series 230 , RB , 4.00% , 12/01/25 ....... 145 146,701
State of New York
Series 2018A , GO , 5.00% , 02/15/25 ..... 570 570,468
Series 2015A , GO , 5.00% , 03/15/25 ..... 55 55,158
Series 2023A , GO , 5.00% , 03/15/25 ..... 300 300,865
Triborough Bridge & Tunnel Authority
Series 2016A , RB , 5.00% , 11/15/25 ..... 310 315,999
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 690 703,352
Series 2018B , RB , 5.00% , 11/15/25 ..... 215 219,160
Series 2023A , RB , 5.00% , 11/15/25 ..... 500 509,675

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series B , RB , 5.00% , 11/15/25 ......... USD 320 $ 326,192
Series 2025A , RB , 5.00% , 12/01/25 ..... 125 127,276
46,982,067
North Carolina — 2.1%
City of Charlotte
Series 2015B , COP , 5.00% , 06/01/25 .... 50 50,374
Series 2016A , GO , 5.00% , 07/01/25 ..... 85 85,806
Series 2021A , RB , 5.00% , 07/01/25 ..... 215 216,913
COP , 5.00% , 12/01/25 .............. 50 50,943
City of Charlotte Water & Sewer System
Series 2015 , RB , 5.00% , 07/01/25 ...... 355 358,366
Series 2018 , RB , 5.00% , 07/01/25 ...... 420 423,983
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/25 ................. 245 248,237
City of Winston-Salem Water & Sewer System
Series 2020A , RB , 5.00% , 06/01/25 ..... 75 75,558
Series A , RB , 5.00% , 06/01/25 ......... 200 201,488
County of Buncombe, Series 2015, RB,
5.00%, 06/01/25 ................. 235 236,718
County of Durham, Series 2015, GO,
5.00%, 10/01/25 ................. 275 279,168
County of Forsyth
Series 2019B , GO , 5.00% , 03/01/25 ..... 270 270,492
Series 2013 , GO , 5.00% , 07/01/25 ...... 95 95,924
Series 2015 , GO , 5.00% , 12/01/25 ...... 200 203,904
County of Guilford, Series 2017, GO,
5.00%, 03/01/25 ................. 350 350,616
County of Iredell, Series 2016, RB,
5.00%, 12/01/25 ................. 25 25,463
County of Johnston, Series 2015, GO,
4.00%, 02/01/25 ................. 240 240,000
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/25 ...... 165 165,296
Series 2011-C , GO , 5.25% , 12/01/25 .... 25 25,531
County of New Hanover, Series 2016, GO,
5.00%, 08/01/25 ................. 120 121,408
County of Wake
Series 2022B , GO , 5.00% , 02/01/25 ..... 195 195,000
Series 2010C , GO , 5.00% , 03/01/25 ..... 380 380,654
Series 2016A , GO , 5.00% , 03/01/25 ..... 655 656,127
Series 2018A , GO , 5.00% , 03/01/25 ..... 445 445,765
Series 2018A , RB , 5.00% , 08/01/25 ..... 235 237,664
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/25 ...... 325 325,531
Series 2017B , RB , 5.00% , 05/01/25 ..... 315 316,737
Series 2019A , RB , 5.00% , 05/01/25 ..... 150 150,827
Series 2020B , RB , 5.00% , 05/01/25 ..... 430 432,370
Series 2022A , RB , 5.00% , 05/01/25 ..... 410 412,260
Series 2013B , GO , 5.00% , 06/01/25 ..... 590 594,470
Series 2015A , GO , 5.00% , 06/01/25 ..... 145 146,099
Series 2016A , GO , 5.00% , 06/01/25 ..... 1,535 1,546,630
Series 2016B , GO , 5.00% , 06/01/25 ..... 195 196,477
9,762,799
Ohio — 3.1%
American Municipal Power, Inc.
Series 2019B , RB , 5.00% , 02/15/25 ..... 715 715,465
Series 2020A , RB , 5.00% , 02/15/25 ..... 450 450,293
City of Cincinnati, Series 2016A, GO,
4.00%, 12/01/25 ................. 150 151,610
City of Cincinnati Water System
Series B , RB , 5.00% , 12/01/25 ......... 100 101,886
Series B , RB , 4.00% , 12/01/30 ......... 2,000 2,018,933
Security
Par (000)
Par (000) Value
Ohio (continued)
City of Cleveland, Series 2015, GO,
5.00%, 12/01/25 ................. USD 140 $ 142,525
City of Columbus
Series 2017A , GO , 4.00% , 04/01/25 ..... 275 275,568
Series 2018A , GO , 5.00% , 04/01/25 ..... 230 230,840
Series 2021A , GO , 5.00% , 04/01/25 ..... 310 311,133
Series 2015B , GO , 4.00% , 07/01/25 ..... 35 35,187
Series 2015A , GO , 5.00% , 07/01/25 ..... 205 206,927
Series 2016-2 , GO , 5.00% , 07/01/25 ..... 175 176,645
Series 2016A , GO , 4.00% , 08/15/25 ..... 45 45,313
County of Franklin, Series 2018, RB,
5.00%, 06/01/25 ................. 170 171,243
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/25 ................. 135 137,557
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/25 ...... 280 285,252
Series 2020A , RB , 5.00% , 12/01/25 ..... 190 193,564
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/25 ..... 1,055 1,055,773
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/25 ...... 200 201,529
Series 2019A , RB , 5.00% , 06/01/25 ..... 435 438,325
Series 2019A , RB , 5.00% , 12/01/25 ..... 560 570,798
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/25 ..... 430 433,286
Series 2015A , RB , 5.00% , 12/01/25 ..... 675 688,015
Series 2015B , RB , 5.00% , 12/01/25 ..... 270 275,206
Series 2020B , RB , 5.00% , 12/01/25 ..... 250 254,820
State of Ohio
Series 2015A , RB , 5.00% , 02/01/25 ..... 50 50,000
Series 2017A , RB , 5.00% , 04/01/25 ..... 250 250,898
Series 2018A , RB , 5.00% , 04/01/25 ..... 45 45,162
Series W , GO , 4.00% , 05/01/25 ........ 150 150,491
Series S , GO , 5.00% , 05/01/25 ........ 185 186,052
Series V , GO , 5.00% , 05/01/25 ........ 315 316,791
Series 2016A , GO , 5.00% , 08/01/25 ..... 5 5,055
Series 2015A , GO , 5.00% , 09/01/25 ..... 405 410,470
Series 2016A , GO , 5.00% , 09/01/25 ..... 165 167,229
Series 2018A , GO , 5.00% , 09/01/25 ..... 165 167,229
Series 2017B , GO , 5.00% , 09/01/25 ..... 225 228,039
Series 2013A , GO , 5.00% , 09/15/25 ..... 290 294,177
Series 2017B , GO , 5.00% , 09/15/25 ..... 615 623,858
Series 2017V , GO , 5.00% , 10/01/25 ..... 445 451,866
Series T , GO , 5.00% , 11/01/25 ......... 180 183,124
Series 2016C , RB , 5.00% , 12/01/25 ..... 145 147,688
Series 2017A , GO , 5.00% , 05/01/26 ..... 1,000 1,005,425
Series 2017A , GO , 5.00% , 05/01/37 ..... 435 437,360
14,688,607
Oklahoma — 0.4%
City of Oklahoma
Series 2015 , GO , 5.00% , 03/01/25 ...... 75 75,132
Series 2016 , GO , 5.00% , 03/01/25 ...... 20 20,035
Grand River Dam Authority
Series 2016A , RB , 4.00% , 06/01/25 ..... 165 165,586
Series 2016A , RB , 5.00% , 06/01/25 ..... 680 684,611
Oklahoma Capitol Improvement Authority, Series
2017A, RB, 4.00%, 07/01/25 ......... 110 110,476
Oklahoma City Water Utilities Trust, Series 2016,
RB, 5.00%, 07/01/25 .............. 385 388,533
Oklahoma Water Resources Board
Series 2016 , RB , 5.00% , 04/01/25 ( OK
CERF ) ....................... 225 225,823

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2020 , RB , 5.00% , 04/01/25 ...... USD 140 $ 140,512
1,810,708
Oregon — 2.2%
City of Eugene Electric Utility System, Series
2016A, RB, 5.00%, 08/01/25 ......... 15 15,162
City of Portland, Series 2018B, GO,
5.00%, 06/15/25 ................. 95 95,770
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/25 ..... 110 110,187
Series 2015A , RB , 5.00% , 06/01/25 ..... 270 271,952
Series 2016A , RB , 5.00% , 06/15/25 ..... 380 383,078
Clackamas & Washington Counties School
District No. 3
Series 2015 , GO , 5.00% , 06/15/29 ( GTD ) . 300 302,396
Series 2015 , GO , 5.00% , 06/15/32 ( GTD ) . 3,000 3,023,959
Multnomah County School District No. 1 Portland
Series 2015B , GO , 5.00% , 06/15/25 ( GTD ) 205 206,646
Series 2017B , GO , 5.00% , 06/15/25 ( GTD ) 290 292,328
Series 2020 , GO , 5.00% , 06/15/25 ( GTD ) . 1,025 1,033,228
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(a)
...................... 650 396,872
Portland Community College District, Series
2016, GO, 5.00%, 06/15/25 .......... 360 363,022
Salem-Keizer School District No. 24J, Series
2020B, GO, 5.00%, 06/15/25 (GTD) ..... 275 277,258
State of Oregon
Series 2017A , GO , 5.00% , 05/01/25 ..... 300 301,676
Series 2021A , GO , 5.00% , 05/01/25 ..... 785 789,386
Series C , GO , 5.00% , 06/01/25 ........ 165 166,234
Series 2023G , GO , 5.00% , 08/01/25 ..... 640 647,258
Series L , GO , 5.00% , 08/01/25 ........ 225 227,552
Series 2015O , GO , 5.00% , 08/01/35 ..... 550 555,951
State of Oregon Department of Transportation
Series 2017C , RB , 5.00% , 11/15/25 ..... 115 117,090
Series 2022A , RB , 5.00% , 11/15/25 ..... 100 101,817
Series A , RB , 5.00% , 11/15/25 ......... 720 733,086
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 09/01/25 200 202,546
10,614,454
Pennsylvania — 3.6%
City of Philadelphia
Series 2022C , RB , 5.00% , 06/01/25 ..... 420 422,890
Series 2015A , GO , 5.00% , 08/01/25 ..... 255 257,664
Series 2017A , GO , 5.00% , 08/01/25 ..... 150 151,567
Series 2019A , GO , 5.00% , 08/01/25 ..... 135 136,410
Series 2016 , RB , 5.00% , 10/01/25 ...... 1,160 1,175,974
Series 2017B , RB , 5.00% , 11/01/25 ..... 195 198,020
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 02/01/25 ( AGM ) . 370 370,000
Series 2021 , GO , 5.00% , 05/15/25 ...... 250 251,578
Series 2019 , GO , 5.00% , 07/15/25 ...... 175 176,764
Series 2015 , GO , 5.00% , 08/15/25 ...... 145 146,733
Series 2016 , GO , 5.00% , 09/15/25 ( AGM-CR ) 20 20,273
Series 2016 , GO , 5.00% , 09/15/25 ...... 2,570 2,605,432
Series 2022 , GO , 5.00% , 10/01/25 ...... 1,130 1,146,688
County of Bucks, Series 2017, GO,
5.00%, 06/01/25 ................. 140 141,069
County of Chester, Series 2020A, GO,
5.00%, 07/15/25 ................. 100 101,012
Delaware County Authority, Series 2016, RB,
5.00%, 12/01/25 ................. 60 61,135
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/25 ..... USD 150 $ 151,324
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/25 ..... 200 203,254
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/25 .. 370 375,456
Pennsylvania State University (The), Series B,
RB, 5.25%, 08/15/25 .............. 365 369,836
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/25 ..... 265 266,815
Series B-2 , RB , 5.00% , 06/01/25 ....... 185 186,267
Series 2016A-1 , RB , 5.00% , 12/01/25 .... 440 448,266
Series 2017A , RB , 5.00% , 12/01/25 ..... 150 152,595
Series 2019A , RB , 5.00% , 12/01/25 ..... 215 219,039
Series 2021B , RB , 5.00% , 12/01/25 ..... 990 1,008,315
Series A-1 , RB , 5.00% , 12/01/25 ....... 520 529,768
Series A-2 , RB , 5.00% , 12/01/25 ....... 560 570,520
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 2.24% , 02/06/25
(c)
........... 3,000 3,000,000
Series 2020 , RB , VRDN ( TD Bank NA LOC ),
2.24% , 02/06/25
(c)
............... 1,500 1,500,000
Pennsylvania Turnpike Commission Registration
Fee, Series 2005A, RB, 5.25%, 07/15/25
(AGM) ....................... 420 424,701
Philadelphia Authority for Industrial
Development, Series 2021A, RB,
5.00%, 07/01/25 ................. 250 252,193
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/25 (AGM) ..... 160 161,874
17,183,432
Rhode Island — 0.3%
Narragansett Bay Commission, Series 2015A,
RB, 5.00%, 02/01/30 .............. 400 400,000
Rhode Island Commerce Corp.
Series 2016B , RB , 5.00% , 06/15/25 ..... 625 629,613
Series 2017A , RB , 5.00% , 06/15/25 ..... 220 221,624
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/25 ..... 145 147,199
Series 2017B , RB , 5.00% , 10/01/25 ..... 135 137,047
State of Rhode Island, Series 2015A, GO,
5.00%, 08/01/25 ................. 105 106,191
1,641,674
South Carolina — 0.7%
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/25 ..... 265 265,000
County of Charleston
Series 2015C , GO , 5.00% , 11/01/25 ( SAW ) 315 320,370
Series 2015D , GO , 5.00% , 11/01/25 ( SAW ) 65 66,108
Series 2017A , GO , 5.00% , 11/01/25 ( SAW ) 100 101,705
Fort Mill School District No. 4, Series 2019A,
GO, 5.00%, 03/01/25 (SCSDE) ........ 100 100,176
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/25 .............. 500 508,645
Horry County School District, Series 2016, RB,
5.00%, 03/01/25 ................. 105 105,191
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/25 . 1,555 1,578,067
State of South Carolina
Series 2015A , GO , 5.00% , 04/01/25 ( SAW ) 125 125,453
Series 2015B , GO , 5.00% , 04/01/25 ( SAW ) 200 200,725
3,371,440

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee — 2.2%
City of Memphis
Series 2015A , GO , 5.00% , 04/01/25 ..... USD 325 $ 326,156
Series 2018 , GO , 5.00% , 06/01/25 ...... 1,000 1,007,276
Series 2020A , GO , 5.00% , 12/01/25 ..... 305 310,601
City of Memphis Electric System, Series 2017,
RB, 5.00%, 12/01/25 .............. 160 162,753
City of Memphis Sanitary Sewerage System
Series 2018 , RB , 5.00% , 10/01/25 ...... 200 202,939
Series 2020B , RB , 5.00% , 10/01/25 ..... 455 461,686
County of Hamilton
Series 2015B , GO , 4.00% , 03/01/25 ..... 465 465,425
Series 2018A , GO , 5.00% , 04/01/25 ..... 160 160,559
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/25 ...... 555 557,028
Series 2022A , GO , 5.00% , 04/01/25 ..... 100 100,365
County of Putnam, Series 2017, GO,
5.00%, 04/01/25 ................. 185 185,661
County of Shelby
Series 2015A , GO , 5.00% , 04/01/25 ..... 270 270,987
Series 2016A , GO , 5.00% , 04/01/25 ..... 250 250,914
Series 2019A , GO , 5.00% , 04/01/25 ..... 210 210,767
Series 2019B , GO , 5.00% , 04/01/25 ..... 170 170,621
County of Sumner, Series 2020, GO,
5.00%, 12/01/25 ................. 150 152,829
County of Williamson, Series 2017, GO,
5.00%, 04/01/25 ................. 125 125,446
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 05/15/25 ..... 310 312,027
Series 2021A , RB , 5.00% , 05/15/25 ..... 345 347,255
Series 2017B , RB , 5.00% , 07/01/25 ..... 125 126,190
Series 2020A , RB , 5.00% , 07/01/25 ..... 45 45,429
Series 2020B , RB , 5.00% , 07/01/25 ..... 175 176,667
Series 2021A , RB , 5.00% , 07/01/25 ..... 895 903,524
State of Tennessee
Series 2018A , GO , 5.00% , 02/01/25 ..... 580 580,000
Series A , GO , 5.00% , 08/01/29 ........ 1,535 1,552,746
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 190 193,194
Series 2019A , RB , 5.00% , 11/01/25
( HERBIP ) ..................... 375 381,303
Series B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 560 569,413
10,309,761
Texas — 11.7%
Alamo Community College District, Series 2022,
GO, 5.00%, 02/15/25 .............. 430 430,325
Alamo Regional Mobility Authority, Series 2016,
RB, 5.00%, 06/15/25 .............. 220 221,847
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/25 (PSF) ..... 200 200,145
Alvin Independent School District
Series 2016 , GO , 5.00% , 02/15/25 ( PSF ) .. 50 50,037
Series 2020 , GO , 5.00% , 02/15/25 ( PSF ) .. 180 180,132
Arlington Independent School District
Series 2015 , GO , 5.00% , 02/15/25 ( PSF ) .. 165 165,121
Series 2016B , GO , 5.00% , 02/15/25 ( PSF ) 100 100,073
Austin Community College District
Series 2015 , GO , 5.00% , 08/01/25 ...... 100 101,082
Series 2021 , GO , 5.00% , 08/01/25 ...... 415 419,492
Series 2015 , GO , 5.00% , 08/01/29 ...... 870 879,199
Austin Independent School District
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 250 252,780
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 5.00% , 08/01/25 ...... USD 355 $ 358,948
Series B , GO , 5.00% , 08/01/25 ( PSF ) .... 255 257,836
Birdville Independent School District, Series
2015B, GO, 5.00%, 02/15/25 (PSF) ..... 170 170,123
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 610 617,280
Series 2016E , RB , 5.00% , 08/15/25 ..... 310 313,700
Series 2016J , RB , 5.00% , 08/15/25 ..... 365 369,356
Series 2017C , RB , 5.00% , 08/15/25 ..... 330 333,938
City of Arlington, Series 2015, GO,
5.00%, 08/15/25 ................. 155 156,857
City of Austin
Series 2015 , GO , 5.00% , 09/01/25 ...... 395 399,937
Series 2016 , GO , 5.00% , 09/01/25 ...... 610 617,624
Series 2020 , GO , 5.00% , 09/01/25 ...... 295 298,687
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/25 ...... 110 111,833
Series 2020C , RB , 5.00% , 11/15/25 ..... 140 142,321
Series 2021 , RB , 5.00% , 11/15/25 ...... 515 523,817
City of Dallas Waterworks & Sewer System
Series 2016A , RB , 5.00% , 10/01/25 ..... 100 101,513
Series 2020C , RB , 5.00% , 10/01/25 ..... 305 309,616
City of Denton, Series 2022, GO,
5.00%, 02/15/25 ................. 110 110,084
City of Frisco
Series 2016 , GO , 5.00% , 02/15/25 ...... 580 580,418
Series 2018 , GO , 5.00% , 02/15/25 ...... 115 115,083
City of Garland, GO, 5.00%, 02/15/25 ..... 405 405,299
City of Houston Airport System, Series 2018D,
RB, 5.00%, 07/01/25 .............. 65 65,562
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/25 ..... 135 137,227
Series 2015D , RB , 5.00% , 11/15/25 ..... 330 335,444
Series 2016B , RB , 5.00% , 11/15/25 ..... 325 330,361
Series 1998A , RB , 0.00% , 12/01/25 ( AGM )
(a)
20 19,505
City of McKinney Waterworks & Sewer System,
Series 2017, RB, 5.00%, 03/15/25 ...... 15 15,040
City of Plano
Series 2015 , GO , 5.00% , 09/01/25 ...... 225 227,825
Series 2017A , GO , 5.00% , 09/01/25 ..... 170 172,135
City of San Antonio
GO , 5.00% , 02/01/25 ............... 500 500,000
Series 2014 , GO , 5.00% , 02/01/25 ...... 50 50,000
Series 2023 , GO , 5.00% , 02/01/25 ...... 130 130,000
Series 2017 , GO , 5.00% , 08/01/25 ...... 120 121,364
Series 2018 , GO , 5.00% , 08/01/25 ...... 370 374,206
Series 2020 , GO , 5.00% , 08/01/25 ...... 200 202,274
Series 2021 , GO , 5.00% , 08/01/25 ...... 270 273,069
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 5.00% , 02/01/25 ...... 970 970,000
Clear Creek Independent School District
Series 2018 , GO , 5.00% , 02/15/25 ( PSF ) .. 840 840,600
Series 2021 , GO , 5.00% , 02/15/25 ( PSF ) .. 325 325,232
Conroe Independent School District, Series
2022A, GO, 5.00%, 02/15/25 (PSF) ..... 65 65,046
County of Bexar, Series 2016, GO,
5.00%, 06/15/25 ................. 130 131,091
County of Collin, Series 2019, GO,
5.00%, 02/15/25 ................. 250 250,172
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 500 505,884
County of Denton, Series 2019, GO,
5.00%, 05/15/25 ................. 290 291,843

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
County of Fort Bend, Series A, GO,
5.00%, 03/01/25 ................. USD 110 $ 110,172
County of Harris
Series 2016A , RB , 5.00% , 08/15/25 ..... 420 425,032
Series 2017A , GO , 5.00% , 10/01/25 ..... 170 172,584
Series B , GO , 5.00% , 10/01/25 ........ 425 431,460
County of Harris Toll Road, Series 2022A, RB,
5.00%, 08/15/25 ................. 430 435,037
County of Montgomery, Series 2016A, GO,
5.00%, 03/01/25 ................. 120 120,207
Cypress-Fairbanks Independent School District
Series 2015A , GO , 5.00% , 02/15/25 ( PSF ) 720 720,509
Series 2016 , GO , 5.00% , 02/15/25 ( PSF ) .. 145 145,103
Series 2018 , GO , 5.00% , 02/15/25 ( PSF ) .. 235 235,166
Series 2019A , GO , 5.00% , 02/15/25 ( PSF ) 140 140,099
Series 2020 , GO , 5.00% , 02/15/25 ( PSF ) .. 100 100,071
Series 2023A , GO , 5.00% , 02/15/25 ( PSF ) 390 390,276
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 2,005 2,042,423
Series 2020A , RB , 5.00% , 12/01/25 ..... 205 208,826
Series 2016A , RB , 5.00% , 12/01/31 ..... 570 580,258
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 230 233,678
Series 2021B , RB , 5.00% , 11/01/25 ..... 460 467,356
Dallas Independent School District
Series 2016A , GO , 5.00% , 02/15/25 ( PSF ) 725 725,555
Series 2021A , GO , 5.00% , 02/15/25 ( PSF ) 530 530,406
Series 2023 , GO , 5.00% , 02/15/25 ( PSF ) .. 670 670,513
Denton Independent School District
Series 2016 , GO , 5.00% , 08/15/25 ( PSF ) .. 210 212,717
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. 205 207,653
DeSoto Independent School District, Series
2020, GO, 0.00%, 08/15/25 (PSF)
(a)
..... 200 196,591
Fort Bend Independent School District, Series
2017E, GO, 5.00%, 02/15/25 (PSF) ..... 150 150,108
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/25 ( PSF ) 150 150,113
Series 2021A , GO , 5.00% , 02/15/25 ( PSF ) 130 130,098
Series 2023 , GO , 5.00% , 02/15/25 ( PSF ) .. 215 215,162
Frisco Independent School District, Series
2016A, GO, 5.00%, 08/15/25 (PSF) ..... 395 399,585
Grapevine-Colleyville Independent School
District, Series 1998, GO, 0.00%, 08/15/25
(PSF)
(a)
...................... 200 196,880
Irving Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 840 840,620
Judson Independent School District, Series
2016, GO, 5.00%, 02/01/25 (PSF) ...... 175 175,000
Katy Independent School District
Series A , GO , 5.00% , 02/15/25 ( PSF ) .... 105 105,076
Series D , GO , 5.00% , 02/15/25 ( PSF ) .... 35 35,025
Keller Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 245 245,177
Killeen Independent School District, Series 2018,
GO, 5.00%, 02/15/25 (PSF) .......... 100 100,070
Klein Independent School District, Series 2015A,
GO, 5.00%, 08/01/25 (PSF) .......... 55 55,604
Leander Independent School District
Series A , GO , 0.00% , 08/15/25 ( PSF )
(a)
... 330 324,426
Series B , GO , 0.00% , 08/15/25
(a)
....... 135 132,650
Series 2017A , GO , 5.00% , 08/15/25 ( PSF ) 245 247,909
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 650 657,788
Series 2016B , GO , 5.00% , 08/15/25 ..... 450 455,272
Security
Par (000)
Par (000) Value
Texas (continued)
Lone Star College System
Series A , GO , 5.00% , 02/15/25 ........ USD 630 $ 630,420
Series B , GO , 5.00% , 02/15/25 ........ 1,100 1,100,734
Series 2017A , GO , 5.00% , 08/15/25 ..... 40 40,435
Series 2016 , GO , 5.00% , 09/15/25 ...... 270 273,667
Lower Colorado River Authority
Series 2015D , RB , 5.00% , 05/15/25 ..... 245 246,396
Series 2016 , RB , 5.00% , 05/15/25 ...... 400 402,394
Series 2019 , RB , 5.00% , 05/15/25 ...... 235 236,406
Series 2023A , RB , 5.00% , 05/15/25 ..... 125 125,748
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/25 ............... 100 101,650
Series 2015B , RB , 5.00% , 11/01/25 ..... 435 442,178
Series 2017A , RB , 5.00% , 11/01/25 ..... 120 121,980
Series A , RB , 5.00% , 11/01/25 ......... 135 137,228
Midland Independent School District, Series
2017, GO, 5.00%, 02/15/25 (PSF) ...... 80 80,060
North East Independent School District
Series 2015 , GO , 5.00% , 08/01/25 ( PSF ) .. 310 313,432
Series 2018 , GO , 5.00% , 08/01/25 ( PSF ) .. 40 40,443
North Texas Municipal Water District
Series 2015 , RB , 5.00% , 06/01/25 ...... 115 115,684
Series 2016 , RB , 5.00% , 06/01/25 ...... 220 221,540
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2016 , RB , 5.00% , 06/01/25 ...... 110 110,770
Series 2017 , RB , 5.00% , 06/01/25 ...... 225 226,575
North Texas Municipal Water District Water
System
Series 2015 , RB , 5.00% , 09/01/25 ...... 415 420,139
Series 2019 , RB , 5.00% , 09/01/25 ...... 355 359,396
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/25 ( PSF ) .. 175 176,379
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 100 101,150
Northwest Independent School District
Series 2015B , GO , 5.00% , 02/15/25 ( PSF ) 50 50,037
Series 2015A , GO , 5.00% , 02/15/28 ( PSF ) 45 45,032
Permanent University Fund - Texas A&M
University System, Series 2009B, RB,
4.50%, 07/01/25 ................. 80 80,596
Permanent University Fund - University of Texas
System
Series 2015B , RB , 5.00% , 07/01/25 ..... 280 282,641
Series 2016A , RB , 5.00% , 07/01/25 ..... 270 272,547
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/25 (PSF) ..... 235 235,178
Plano Independent School District, Series 2017,
GO, 5.00%, 02/15/25 (PSF) .......... 185 185,132
Rockwall Independent School District, Series
2018, GO, 5.00%, 02/15/25 (PSF) ...... 110 110,078
Round Rock Independent School District
Series 2016 , GO , 5.00% , 08/01/25 ( PSF ) .. 70 70,778
Series 2017 , GO , 5.00% , 08/01/25 ...... 200 202,145
Series 2019A , GO , 5.00% , 08/01/25 ( PSF ) 350 353,892
Series 2019B , GO , 5.00% , 08/01/25 ..... 70 70,751
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 600 606,492
San Antonio Independent School District
Series 2015 , GO , 5.00% , 02/15/25 ( PSF ) .. 330 330,238
Series 2018 , GO , 5.00% , 08/15/25 ( PSF ) .. 115 116,347
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/25 ..... 180 181,098
Series 2017A , RB , 5.00% , 05/15/25 ..... 190 191,159
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/25 (PSF) .. 225 225,000

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Spring Independent School District
Series 2015 , GO , 5.00% , 08/15/25 ( PSF ) .. USD 200 $ 202,418
Series 2017 , GO , 5.00% , 08/15/25 ( PSF ) .. 175 177,115
State of Texas
Series 2016 , GO , 5.00% , 04/01/25 ...... 325 326,188
Series 2016A , GO , 5.00% , 04/01/25 ..... 235 235,859
Series 2016A , GO , 5.00% , 08/01/25 ..... 200 202,268
Series 2018A , GO , 5.00% , 08/01/25 ..... 275 278,119
Series 2016 , GO , 5.00% , 10/01/25 ...... 170 172,567
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/25 .............. 195 197,336
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/25 375 375,617
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/25 ..... 865 870,625
Series 2016E , RB , 5.00% , 05/15/25 ..... 1,135 1,142,380
Series 2017C , RB , 5.00% , 05/15/25 ..... 115 115,748
Series 2021A , RB , 5.00% , 05/15/25 ..... 120 120,780
Series 2022 , RB , 5.00% , 05/15/25 ...... 155 156,008
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/25 ...... 345 346,376
Series 2015 , RB , 5.00% , 10/01/25 ...... 600 608,900
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,810 1,836,850
Texas State Technical College
Series 2022A , RB , 5.00% , 08/01/25 ( AGM ) 300 303,175
Series 2016 , RB , 4.00% , 10/15/25 ...... 125 126,099
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/25 .............. 1,445 1,448,557
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/25 .............. 475 475,341
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/25 ...... 700 703,082
Series 2018B , RB , 5.00% , 04/15/25 ..... 1,545 1,551,802
Series 2020 , RB , 5.00% , 04/15/25 ...... 140 140,616
Series 2018A , RB , 5.00% , 10/15/25 ..... 820 832,699
Series A , RB , 5.00% , 10/15/25 ......... 95 96,471
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/25 ...... 340 343,865
Series 2017 , RB , 5.00% , 08/01/25 ...... 595 601,764
Series 2019 , RB , 5.00% , 08/01/25 ...... 735 743,355
Tyler Independent School District, Series 2017,
GO, 5.00%, 02/15/25 (PSF) .......... 260 260,183
United Independent School District, Series 2015,
GO, 5.00%, 08/15/35 (PSF) .......... 410 414,780
University of North Texas System
Series 2015A , RB , 5.00% , 04/15/25 ..... 300 301,282
Series 2017A , RB , 5.00% , 04/15/25 ..... 255 256,090
55,344,898
Utah — 1.2%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/25 (GTD) ............. 200 200,554
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/25 ......... 200 200,720
Davis School District, Series 2017B, GO,
5.00%, 06/01/25 (GTD) ............. 80 80,592
Ogden City School District, Series 2016, GO,
5.00%, 06/15/25 (GTD) ............. 165 166,355
State of Utah
Series 2020 , GO , 3.00% , 07/01/25 ...... 280 280,133
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,030 1,039,984
Series 2020 , GO , 5.00% , 07/01/25 ...... 830 838,046
Security
Par (000)
Par (000) Value
Utah (continued)
University of Utah (The)
Series 2016A , RB , 4.00% , 08/01/25 ..... USD 75 $ 75,491
Series 2016A , RB , 5.00% , 08/01/25 ..... 115 116,313
Series 2017B1 , RB , 5.00% , 08/01/25 ( SAP ) 300 303,427
Utah State Building Ownership Authority, Series
2016, RB, 5.00%, 05/15/25 .......... 685 689,422
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/25 ..... 425 428,481
Series 2015A , RB , 5.00% , 06/15/35 ..... 395 398,227
Series 2015A , RB , 5.00% , 06/15/37 ..... 690 695,638
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/25 ................. 240 240,404
5,753,787
Vermont — 0.2%
University of Vermont and State Agricultural
College, Series 2016, RB, 5.00%, 10/01/25 40 40,556
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/25 ...... 1,000 1,018,703
Series 5 , RB , 5.00% , 12/01/25 ......... 115 117,151
1,176,410
Virginia — 3.8%
City of Alexandria, Series 2017D, GO,
5.00%, 07/01/25 (SAW) ............ 140 141,287
City of Charlottesville, Series 2015, GO,
4.00%, 07/15/25 (SAW) ............ 125 125,738
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/25 ................. 225 227,318
City of Hampton, Series 2015B, GO,
5.00%, 09/01/25 (SAW) ............ 210 212,774
City of Newport News, Series 2021, RB,
5.00%, 07/15/25 ................. 1,440 1,454,965
City of Norfolk
Series A , GO , 5.00% , 10/01/25 ........ 145 147,188
Series 2015B , RB , 5.00% , 11/01/25 ..... 125 126,899
City of Richmond
Series 2015B , GO , 5.00% , 03/01/25 ( SAW ) 175 175,314
Series 2014B , GO , 5.00% , 07/15/25 ( SAW ) 55 55,577
City of Virginia Beach, Series 2020A, RB,
5.00%, 11/15/25 ................. 385 391,994
City of Virginia Beach Water & Sewer System,
Series B, RB, 5.00%, 10/01/25 ........ 100 101,536
County of Arlington
Series 2020A , GO , 5.00% , 08/01/25 ( SAW ) 50 50,572
Series A , GO , 5.00% , 08/15/25 ........ 150 151,848
Series B , GO , 5.00% , 08/15/25 ........ 100 101,232
County of Chesterfield, Series 2016, RB,
5.00%, 11/01/25 ................. 200 203,395
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/25 ..... 110 111,143
Series 2018A , GO , 5.00% , 10/01/25 ( SAW ) 490 497,459
County of Henrico, Series 2020, GO,
5.00%, 07/15/25 (SAW) ............ 130 131,357
County of Loudoun, Series 2019A, GO,
5.00%, 12/01/25 (SAW) ............ 1,000 1,019,024
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/25 ...... 285 286,658
Hampton Roads Sanitation District, Series
2016A, RB, 4.00%, 08/01/25 ......... 105 105,657
Upper Occoquan Sewage Authority, Series 2014,
RB, 4.00%, 07/01/39 .............. 2,005 2,015,267
Virginia Beach Development Authority, Series
2018A, RB, 5.00%, 04/01/25 ......... 165 165,606

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia College Building Authority
Series A , RB , 5.00% , 02/01/25 ......... USD 400 $ 400,000
Series 2017A , RB , 5.00% , 09/01/25 ( ST
INTERCEPT ) .................. 130 131,701
Series 2015A , RB , 5.00% , 02/01/27 ..... 2,025 2,025,000
Series 2015A , RB , 5.00% , 02/01/30 ..... 300 300,000
Series 2015A , RB , 5.00% , 02/01/31 ..... 2,420 2,420,000
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/25 ...... 265 265,669
Series 2017 , RB , 5.00% , 03/15/25 ...... 635 636,603
Series 2019 , RB , 5.00% , 05/15/25 ...... 195 196,203
Series 2016 , RB , 5.00% , 09/15/25 ...... 220 222,965
Virginia Public Building Authority
Series 2020A , RB , 5.00% , 08/01/25 ..... 225 227,596
Series 2020B , RB , 5.00% , 08/01/25 ..... 650 657,500
Series A , RB , 5.00% , 08/01/25 ......... 235 237,712
Series B , RB , 5.00% , 08/01/25 ......... 290 293,346
Virginia Public School Authority
Series 2017 , RB , 5.00% , 03/01/25 ( SAW ) . 75 75,135
Series 2018 , RB , 5.00% , 03/01/25 ( SAW ) . 210 210,378
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 180 182,050
Series 2016 , RB , 5.00% , 08/01/25 ( SAW ) . 50 50,579
Series 2016A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 280 283,189
Series 2018A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 200 202,278
Series 2019C , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 175 176,993
Virginia Resources Authority
Series 2015D , RB , 4.00% , 11/01/25 ..... 85 85,815
Series 2015 , RB , 5.00% , 11/01/25 ...... 115 116,901
Series 2015A , RB , 5.00% , 11/01/25 ( MO ) . 310 315,027
Series 2017C , RB , 5.00% , 11/01/25 ..... 30 30,507
Series 2019B , RB , 5.00% , 11/01/25 ..... 180 183,043
Virginia Resources Authority Clean Water
Revolving Fund, Series 2015, RB,
5.00%, 10/01/25 ................. 65 65,977
17,991,975
Washington — 4.4%
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/25 .... 855 869,745
Series 2016S-1 , RB , 5.00% , 11/01/25 .... 155 157,673
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 385 391,436
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,525 1,550,495
Series 2015S-1 , RB , 5.00% , 11/01/36 .... 330 335,517
City of Seattle
Series 2019B , RB , 5.00% , 02/01/25 ..... 480 480,000
Series 2016 , RB , 5.00% , 04/01/25 ...... 260 260,927
Series 2016B , RB , 5.00% , 04/01/25 ..... 405 406,491
Series 2015A , GO , 5.00% , 06/01/25 ..... 895 901,797
Series 2017 , RB , 5.00% , 07/01/25 ...... 110 111,010
Series 2020A , RB , 5.00% , 07/01/25 ..... 210 211,988
Series 2021A , RB , 5.00% , 07/01/25 ..... 500 504,734
Series 2018A , GO , 5.00% , 12/01/25 ..... 375 382,185
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/25 ................. 225 227,591
City of Vancouver, Series 2015B, GO,
5.00%, 12/01/25 ................. 190 193,515
Clark County School District No. 114 Evergreen,
Series 2018, GO, 5.00%, 12/01/25 (GTD) . 335 341,197
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/25 (GTD) . 55 56,017
Security
Par (000)
Par (000) Value
Washington (continued)
County of King
Series 2019B , GO , 5.00% , 07/01/25 ..... USD 525 $ 529,993
Series 2022A , GO , 5.00% , 07/01/25 ..... 50 50,475
Series 2015E , GO , 5.00% , 12/01/25 ..... 225 229,293
County of Kitsap, Series 2015, GO,
5.00%, 06/01/25 ................. 195 196,436
County of Pierce
Series 2019A , GO , 5.00% , 07/01/25 ..... 155 156,461
Series A , GO , 5.00% , 08/01/25 ........ 180 182,046
Series B , GO , 5.00% , 08/01/25 ........ 200 202,274
County of Snohomish, Series 2022, GO,
5.00%, 12/01/25 ................. 445 453,232
County of Spokane, Series 2019B, GO,
5.00%, 12/01/25 ................. 200 203,700
Energy Northwest
Series 2015C , RB , 5.00% , 07/01/25 ..... 270 272,484
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,800 1,816,558
Series 2017-A , RB , 5.00% , 07/01/25 ..... 795 802,313
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/25 ( GTD ) . 155 157,867
Series 2019 , GO , 5.00% , 12/01/25 ( GTD ) . 160 162,960
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/25
(GTD) ....................... 395 402,307
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/25 (GTD) ...... 225 228,976
Kitsap County School District No. 401 Central
Kitsap, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 145 147,682
Pierce County School District No. 10 Tacoma,
Series 2015, GO, 5.00%, 12/01/25 (GTD) . 275 279,792
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 105 106,942
Port of Seattle
Series 2016 , RB , 4.00% , 02/01/25 ...... 155 155,000
Series 2016 , RB , 5.00% , 02/01/25 ...... 245 245,000
Port of Tacoma, Series A, RB, 4.00%, 12/01/25 115 116,099
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/25 (GTD) ............. 220 223,979
Snohomish County School District No. 4 Lake
Stevens, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 70 71,266
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/25
(GTD) ....................... 90 91,628
State of Washington
Series 2020C , GO , 5.00% , 02/01/25 ..... 660 660,000
Series 2022C , GO , 5.00% , 02/01/25 ..... 135 135,000
Series 2017D , GO , 5.00% , 02/01/25 ..... 150 150,000
Series 2018D , GO , 5.00% , 02/01/25 ..... 470 470,000
Series 2021E , GO , 5.00% , 06/01/25 ..... 700 705,003
Series 2020B , GO , 5.00% , 06/01/25 ..... 190 191,358
Series R-2016B , GO , 5.00% , 07/01/25 ... 250 252,248
Series R-2020D , GO , 5.00% , 07/01/25 ... 130 131,169
Series R-2022C , GO , 5.00% , 07/01/25 ... 140 141,259
Series 2015C , COP , 5.00% , 07/01/25 ( ST
INTERCEPT ) .................. 95 95,886
Series 2016A-2 , GO , 5.00% , 08/01/25 .... 155 156,720
Series 2016A-1 , GO , 5.00% , 08/01/25 .... 390 394,327
Series R-2017B , GO , 5.00% , 08/01/25 ... 150 151,664
Series R-2017C , GO , 5.00% , 08/01/25 ... 190 192,108
Series R-2018C , GO , 5.00% , 08/01/25 ... 355 358,938
Series R-2018D , GO , 5.00% , 08/01/25 ... 625 631,934

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2018A , GO , 5.00% , 08/01/25 ..... USD 70 $ 70,777
Series 2004F , GO , 0.00% , 12/01/25
( AMBAC )
(a)
.................... 410 400,180
University of Washington
Series 2018 , RB , 5.00% , 04/01/25 ...... 195 195,712
Series 2022A , RB , 5.00% , 04/01/25 ..... 430 431,570
Series 2015C , RB , 5.00% , 12/01/25 ..... 180 183,376
20,966,310
West Virginia — 0.5%
State of West Virginia
Series 2015A , GO , 5.00% , 06/01/25 ..... 755 760,571
Series 2018A , GO , 5.00% , 06/01/25 ..... 120 120,885
Series 2018B , GO , 5.00% , 12/01/25 ..... 150 152,706
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/25 ..... 670 678,083
Series 2018A , RB , 5.00% , 09/01/25 ..... 220 222,654
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/25 ......... 285 287,504
2,222,403
Wisconsin — 1.8%
Hamilton School District, Series 2018, GO,
5.00%, 04/01/25 ................. 180 180,590
State of Wisconsin
Series 2017A , GO , 5.00% , 05/01/25 ..... 375 377,114
Series 2019A , RB , 5.00% , 05/01/25 ..... 325 326,763
Series 2019B , GO , 5.00% , 05/01/25 ..... 665 668,748
Series 2016-2 , GO , 4.00% , 11/01/25 ..... 370 373,659
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,200 2,237,852
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 345 350,936
Series 2016A , GO , 5.00% , 05/01/32 ..... 585 588,174
Series 2017A , GO , 5.00% , 05/01/32 ..... 135 135,649
Security
Par (000)
Par (000) Value
Wisconsin (continued)
State of Wisconsin Environmental Improvement
Fund
Series 2017A , RB , 5.00% , 06/01/25 ..... USD 395 $ 397,954
Series 2018A , RB , 5.00% , 06/01/25 ..... 1,295 1,304,683
Wisconsin Department of Transportation
Series 20171 , RB , 5.00% , 07/01/25 ..... 700 706,583
Series 20172 , RB , 5.00% , 07/01/25 ..... 905 913,511
8,562,216
Total Long-Term Investments — 100 .0%
(Cost: $ 475,586,667 ) .............................. 474,518,174
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.99%
(d) (e)
......... 166,316 166,332
Total Short-Term Securities — 0.0%
(Cost: $ 166,332 ) ................................. 166,332
Total Investments — 100 .0%
(Cost: $ 475,752,999 ) .............................. 474,684,506
Liabilities in Excess of Other Assets — 0.0% .............. (254,481)
Net Assets — 100.0% ...............................
$ 474,430,025
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 151,169 $ 15,163
(a)
$ — $ — $ — $ 166,332 166,316 $ 21,122 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 474,518,174 $ — $ 474,518,174
Short-Term Securities
Money Market Funds ...................................... 166,332 — — 166,332
$ 166,332 $ 474,518,174 $ — $ 474,684,506
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LOC Letter of Credit
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes